FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Years Ended December 31, 2020 and 2019

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Financial Statements

Years Ended December 31, 2020 and 2019

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and the Contract Owners of ML of New York Variable Annuity Separate Account D

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of ML of New York Variable Annuity Separate Account D indicated in the table below as of December 31, 2020, and the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of ML of New York Variable Annuity Separate Account D as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB Discovery Value Class A Shares (1)	Invesco American Franchise Fund Class A Shares (1)
AB International Value Class A Shares (1)	Invesco Capital Appreciation Class A Shares (1)
AB Large Cap Growth Class A Shares (1)	Invesco Charter Class A Shares (1)
AB Relative Value Class A Shares (1)	Invesco Comstock Class A Shares (1)
AB Value Class A Shares (1)	Invesco Discovery Mid Cap Growth Class A Shares (2)
AllianzGI Dividend Value Class A Shares (1)	Invesco Equity and Income Class A Shares (1)
AllianzGI Small-Cap Value Class A Shares (1)	Invesco Fundamental Alternatives Class A Shares (1)
American Funds - EuroPacific Growth Fund® Class F -1 Shares (1)	Invesco Global Class A Shares (1)
American Funds - Growth Fund of America® Class F -1 Shares (1)	Invesco Main Street Class A Shares (1)
American Funds - Income Fund of America® Class F -1 Shares (1)	Invesco Main Street Mid Cap Class A Shares (1)
American Funds - Investment Company of America® Class F -1 Shares (1)	Invesco Value Opportunities Class A Shares (1)
American Funds - The Bond Fund of America® Class A Shares (1)	Janus Henderson Enterprise Class A Shares (1)
American Funds - The Bond Fund of America® Class F -1 Shares (1)	Janus Henderson Forty Class A Shares (1)
American Funds - The Growth Fund of America® Class A Shares (1)	JPMorgan Small Cap Growth Class A Shares (1)
American Funds - The Income Fund of America® Class A Shares (1)	Lord Abbett Affiliated Class A Shares (1)
American Funds - The Investment Company of America® Class A Shares (1)	Lord Abbett Bond-Debenture Class A Shares (1)
AMG Renaissance Large Cap Growth Class N Shares (1)	Lord Abbett Mid Cap Stock Class A Shares (1)
BlackRock Advantage Global Investor A Shares (1)	MFS® Growth Class A Shares (1)
BlackRock Advantage International Investor A Shares (1)	MFS® Mid Cap Growth Class A Shares (1)
BlackRock Advantage Large Cap Core Investor A Shares (1)	MFS® Research International Class A Shares (1)
BlackRock Advantage Large Cap Value Investor A Shares (1)	PIMCO CommodityRealReturn Strategy Class A Shares (1)
BlackRock Advantage U.S. Total Market Investor A Shares (1)	PIMCO Low Duration Class A Shares (1)
BlackRock Basic Value Investor A Shares (1)	PIMCO Real Return Class A Shares (1)
BlackRock Capital Appreciation Investor A Shares (1)	PIMCO Total Return Class A Shares (1)
BlackRock Global Allocation Investor A Shares (1)	Pioneer Class A Shares (1)
BlackRock High Yield Bond Investor A Shares (1)	Pioneer High Yield Class A Shares (1)
BlackRock International Investor A Shares (1)	Pioneer Real Estate Shares Class A Shares (1)
BlackRock iShares MSCI EAFE International Index Investor A Shares (1)	Pioneer Select Mid Cap Growth Class A Shares (1)
BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares (1)	Putnam Equity Income Class A Shares (1)
BlackRock iShares S&P 500 Index Investor A Shares (1)	Putnam Growth Opportunities Class A Shares (1)
BlackRock Large Cap Focus Growth Investor A Shares (5)	Putnam International Equity Class A Shares (1)
BlackRock Low Duration Bond Investor A Shares (1)	Ready Assets Government Liquidity (1)
BlackRock Total Return Investor A Shares (1)	TA Aegon Sustainable Equity Income Service Class (1)
BlackRock U.S. Government Bond Investor A Shares (1)	TA Asset Allocation - Conservative Class A Shares (1)
BNY Mellon Appreciation Investor Shares (1)	TA Asset Allocation - Moderate Class A Shares (1)
Cohen & Steers Real Estate Securities Class A Shares (1)	TA Asset Allocation - Moderate Growth Class A Shares (1)
Columbia Large Cap Growth Opportunity Class A Shares (1)	TA BlackRock Government Money Market Initial Class (4)
Columbia Mid Cap Growth Class A Shares (1)	TA Bond Class A Shares (1)
Columbia Select Small Cap Value Class A Shares (1)	TA International Growth Initial Class (1)
Davis New York Venture Class A Shares (1)	TA JPMorgan Mid Cap Value Service Class (1)
Delaware Smid Cap Growth Class A Shares (1)	TA Morgan Stanley Capital Growth Service Class (3)
Eaton Vance Floating-Rate Class A Shares (1)	TA Multi-Managed Balanced Class A Shares (1)
Eaton Vance Large-Cap Value Class A Shares (1)	TA Small/Mid Cap Value Class A Shares (1)
Federated Hermes Equity Income Class A Shares (1)	TA Sustainable Equity Income Class A Shares (1)
Federated Hermes Kaufmann Class A Shares (1)	TA T. Rowe Price Small Cap Service Class (1)
Fidelity Advisor® Equity Growth Class A Shares (1)	TA TS&W International Equity Service Class (1)
Fidelity Advisor® Overseas Class A Shares (1)	TA US Growth Class A Shares (1)
Fidelity Advisor® Stock Selector Mid Cap Class A Shares (1)	TA WMC US Growth Service Class (1)
Franklin Templeton Growth Class A Shares (1)

(1)	Statements of operations and changes in net assets for the years ended December 31, 2020 and 2019
(2)	Statements of operations and changes in net assets for the period April 17, 2020 (commencement of operations) through December 31, 2020
(3)	Statements of operations and changes in net assets for the year ended December 31, 2020 and the period November 1, 2019 (commencement of operations) through December 31, 2019
(4)	Statements of operations and changes in net assets for the year ended December 31, 2020 and the period November 29, 2019 (commencement of operations) through December 31, 2019
(5)	Statements of operations and changes in net assets for the year ended December 31, 2020 and the period December 6, 2019 (commencement of operations) through December 31, 2019

Basis for Opinions

These financial statements are the responsibility of the Transamerica Financial Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of ML of New York Variable Annuity Separate Account D based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of ML of New York Variable Annuity Separate Account D in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 21, 2021

We have served as the auditor of one or more of the subaccounts of ML of New York Variable Annuity Separate Account D since 2014.

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Assets and Liabilities

December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

AB Discovery Value Class A Shares	5,059.180	$104,810	$103,308	$ 1	$103,309	3,645	$27.967005	$29.841276
AB International Value Class A Shares	4,893.367	61,666	65,033	(1)	65,032	9,816	6.504951	6.874561
AB Large Cap Growth Class A Shares	3,266.190	145,363	243,821	4	243,825	3,452	70.642808	70.642808
AB Relative Value Class A Shares	65,598.294	350,831	375,222	-	375,222	9,940	37.747754	37.747754
AB Value Class A Shares	0.086	1	1	(1)	-	-	15.657597	16.707183
AllianzGI Dividend Value Class A Shares	12,537.734	151,779	140,046	40	140,086	9,255	14.920241	15.767771
AllianzGI Small-Cap Value Class A Shares	18,159.089	344,604	244,240	1	244,241	7,260	24.128737	38.591712
American Funds - EuroPacific Growth Fund® Class F -1 Shares	3,728.400	157,779	257,371	1	257,372	8,715	29.084179	31.033932
American Funds - Growth Fund of America® Class F -1 Shares	13,799.192	573,007	924,960	1	924,961	20,375	44.847689	47.854237
American Funds - Income Fund of America® Class F -1 Shares	7,440.061	142,069	174,693	2	174,695	7,490	23.112423	24.661845
American Funds - Investment Company of America® Class F -1 Shares	2,838.780	98,817	125,730	2	125,732	4,112	29.921348	31.927355
American Funds - The Bond Fund of America® Class A Shares	36,402.516	437,010	501,991	(64)	501,927	28,081	17.874120	17.874120
American Funds - The Bond Fund of America® Class F -1 Shares	12,585.225	155,027	173,550	(26)	173,524	12,297	13.950799	14.885981
American Funds - The Growth Fund of America® Class A Shares	54,573.475	2,344,337	3,685,893	94	3,685,987	55,211	66.762116	66.762116
American Funds - The Income Fund of America® Class A Shares	48,504.879	946,692	1,142,290	23	1,142,313	33,344	34.258447	34.258447
American Funds - The Investment Company of America® Class A Shares	44,761.423	1,590,618	1,988,302	(1)	1,988,301	46,109	43.121330	43.121330
AMG Renaissance Large Cap Growth Class N Shares	816.890	10,031	12,507	-	12,507	782	15.892792	16.112538
BlackRock Advantage Global Investor A Shares	786.673	16,241	18,998	(1)	18,997	605	30.395804	32.432795
BlackRock Advantage International Investor A Shares	-	-	-	-	-	-	17.531236	18.195989
BlackRock Advantage Large Cap Core Investor A Shares	7,281.365	108,890	140,021	(1)	140,020	4,268	31.791611	33.921863
BlackRock Advantage Large Cap Value Investor A Shares	5,963.970	117,489	171,941	1	171,942	7,153	23.939948	25.544190
BlackRock Advantage U.S. Total Market Investor A Shares	16,302.920	435,379	536,366	(7)	536,359	11,237	29.053933	49.090401
BlackRock Basic Value Investor A Shares	87,314.533	1,825,683	1,624,923	11	1,624,934	57,292	23.313144	35.711322
BlackRock Capital Appreciation Investor A Shares	60,299.568	1,523,065	2,206,964	83	2,207,047	43,931	44.373047	57.287483
BlackRock Global Allocation Investor A Shares	166,790.695	3,250,589	3,591,004	(1)	3,591,003	110,554	24.941800	40.280824
BlackRock High Yield Bond Investor A Shares	74,515.825	572,823	580,478	(122)	580,356	36,184	15.815919	16.415584
BlackRock International Investor A Shares	1,976.032	28,505	41,852	1	41,853	2,492	16.598710	17.233346
BlackRock iShares MSCI EAFE International Index Investor A Shares	348.934	4,484	5,087	1	5,088	276	17.838787	19.034448
BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	-	-	-	-	-	-	30.632090	32.684990
BlackRock iShares S&P 500 Index Investor A Shares	2,311.993	609,577	1,026,802	5	1,026,807	41,463	24.192566	24.949354
BlackRock Large Cap Focus Growth Investor A Shares	11,356.458	50,946	76,202	-	76,202	5,087	14.950428	15.014719
BlackRock Low Duration Bond Investor A Shares	-	-	-	-	-	-	10.342045	10.740672
BlackRock Total Return Investor A Shares	259,030.654	3,073,462	3,167,945	(133)	3,167,812	196,888	14.825554	16.840114
BlackRock U.S. Government Bond Investor A Shares	112,014.220	1,187,891	1,242,238	(115)	1,242,123	109,902	10.934239	11.355706
BNY Mellon Appreciation Investor Shares	9,141.481	295,177	360,174	(2)	360,172	10,877	32.335493	34.502485
Cohen & Steers Real Estate Securities Class A Shares	555.143	6,851	8,516	-	8,516	298	27.701564	29.558075
Columbia Large Cap Growth Opportunity Class A Shares	315.497	5,151	7,215	1	7,216	326	21.950832	22.320875
Columbia Mid Cap Growth Class A Shares	-	-	-	-	-	-	26.053605	27.086566
Columbia Select Small Cap Value Class A Shares	47,163.704	739,693	837,627	12	837,639	19,022	44.034816	44.034816
Davis New York Venture Class A Shares	42,680.928	1,324,166	1,330,791	(1)	1,330,790	36,412	27.263413	41.086952
Delaware Smid Cap Growth Class A Shares	3,750.138	82,583	165,906	12	165,918	2,694	60.201086	62.710359

See accompanying notes.	2

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Assets and Liabilities

December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

Eaton Vance Floating-Rate Class A Shares	289.950	$2,679	$2,615	$ (52)	$2,563	172	$13.961627	$14.897627
Eaton Vance Large-Cap Value Class A Shares	3,849.707	69,347	80,844	(2)	80,842	4,385	17.934614	18.953310
Federated Hermes Equity Income Class A Shares	1,929.505	42,160	44,707	(74)	44,633	2,842	15.681037	16.171658
Federated Hermes Kaufmann Class A Shares	30,222.867	166,706	217,000	(11)	216,989	4,658	46.039767	49.125381
Fidelity Advisor® Equity Growth Class A Shares	21,293.932	237,142	337,296	-	337,296	5,369	46.614557	62.819053
Fidelity Advisor® Overseas Class A Shares	425.566	6,499	12,380	(2)	12,378	384	32.236033	32.236033
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	48.635	1,460	1,908	(1)	1,907	41	46.204420	46.204420
Franklin Templeton Growth Class A Shares	1,241.302	25,108	29,332	(3)	29,329	1,394	16.654254	25.396738
Invesco American Franchise Fund Class A Shares	715.999	12,638	20,521	8	20,529	719	28.569020	28.569020
Invesco Capital Appreciation Class A Shares	866.516	47,159	63,594	15	63,609	1,848	33.321968	35.555103
Invesco Charter Class A Shares	807.545	14,074	14,261	20	14,281	587	24.315571	24.315571
Invesco Comstock Class A Shares	70,880.311	1,577,181	1,718,848	(4)	1,718,844	59,663	23.348572	38.434055
Invesco Discovery Mid Cap Growth Class A Shares	6,317.481	134,987	192,304	-	192,304	12,457	15.437757	15.437757
Invesco Equity and Income Class A Shares	23,252.186	238,327	254,844	10	254,854	7,573	33.650843	33.650843
Invesco Fundamental Alternatives Class A Shares	1,079.621	25,939	28,977	(1)	28,976	1,718	16.866860	16.866860
Invesco Global Class A Shares	1,428.152	127,858	165,080	4	165,084	3,034	54.412001	54.412001
Invesco Main Street Class A Shares	3,358.660	154,891	179,151	-	179,151	4,737	30.312571	41.120692
Invesco Main Street Mid Cap Class A Shares	3,215.239	67,326	88,483	(4)	88,479	2,909	29.443792	31.416842
Invesco Value Opportunities Class A Shares	397.956	5,095	5,460	-	5,460	3,004	1.783240	1.853096
Janus Henderson Enterprise Class A Shares	8,365.958	870,826	1,273,884	(8)	1,273,876	24,211	51.615895	54.038200
Janus Henderson Forty Class A Shares	1,010.123	31,887	48,769	2	48,771	1,113	42.643942	45.065613
JPMorgan Small Cap Growth Class A Shares	424.861	6,470	10,893	-	10,893	231	45.881423	48.487229
Lord Abbett Affiliated Class A Shares	1,769.320	24,391	26,964	-	26,964	1,217	21.646695	23.097634
Lord Abbett Bond-Debenture Class A Shares	80,075.419	634,166	673,434	(118)	673,316	25,474	21.458588	29.662822
Lord Abbett Mid Cap Stock Class A Shares	25,315.414	522,083	734,653	-	734,653	26,274	21.167373	32.816228
MFS® Growth Class A Shares	6,313.746	526,985	950,598	(1)	950,597	22,403	42.431528	42.431528
MFS® Mid Cap Growth Class A Shares	36,859.284	537,781	1,039,432	37	1,039,469	18,177	57.186162	57.186162
MFS® Research International Class A Shares	28,493.486	477,765	630,561	6	630,567	19,569	32.223495	32.223495
PIMCO CommodityRealReturn Strategy Class A Shares	52,044.362	313,812	299,255	(1)	299,254	51,056	5.705156	6.087808
PIMCO Low Duration Class A Shares	139,352.092	1,377,956	1,386,553	(134)	1,386,419	115,293	11.761796	12.429759
PIMCO Real Return Class A Shares	76,516.593	853,307	938,859	(77)	938,782	62,209	14.725679	15.712893
PIMCO Total Return Class A Shares	332,961.642	3,473,775	3,529,393	(243)	3,529,150	196,379	16.601293	19.181746
Pioneer Class A Shares	600.745	18,386	20,750	2	20,752	598	33.587328	35.838131
Pioneer High Yield Class A Shares	782.322	7,569	7,448	(27)	7,421	370	19.390372	20.690109
Pioneer Real Estate Shares Class A Shares	541.057	8,149	7,109	-	7,109	385	17.983068	18.928633
Pioneer Select Mid Cap Growth Class A Shares	-	-	-	-	-	-	43.479905	45.505863
Putnam Equity Income Class A Shares	1,842.385	41,957	48,528	-	48,528	3,576	13.571225	13.571225
Putnam Growth Opportunities Class A Shares	416.863	10,995	21,806	(4)	21,802	901	24.193442	24.193442
Putnam International Equity Class A Shares	33,130.997	723,724	882,610	1	882,611	34,636	25.482209	25.482209
Ready Assets Government Liquidity	249,718.106	249,718	249,718	54	249,772	26,147	9.131377	9.743578
TA Aegon Sustainable Equity Income Service Class	10,386.817	224,897	183,120	-	183,120	17,520	10.335434	10.476130
TA Asset Allocation - Conservative Class A Shares	-	-	-	-	-	-	12.221737	12.407551
TA Asset Allocation - Moderate Class A Shares	-	-	-	-	-	-	12.596309	12.787798

See accompanying notes.	3

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Assets and Liabilities

December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

TA Asset Allocation - Moderate Growth Class A Shares	-	$-	$-	$ -	$-	-	$13.150837	$13.350772
TA BlackRock Government Money Market Initial Class	363,452.190	363,452	363,452	-	363,452	36,703	9.862307	9.905643
TA Bond Class A Shares	-	-	-	-	-	-	1.515099	1.583913
TA International Growth Initial Class	484,384.823	4,169,862	4,766,347	(5)	4,766,342	370,876	12.764064	12.937746
TA JPMorgan Mid Cap Value Service Class	8,703.726	132,143	133,341	-	133,341	11,678	11.284106	11.437649
TA Morgan Stanley Capital Growth Service Class	-	-	-	-	-	-	22.502672	22.608020
TA Multi-Managed Balanced Class A Shares	-	-	-	-	-	-	13.895997	14.107258
TA Small/Mid Cap Value Class A Shares	49,613.037	1,141,756	1,318,715	-	1,318,715	55,563	23.230904	24.452276
TA Sustainable Equity Income Class A Shares	350,867.676	3,208,432	2,789,398	-	2,789,398	208,081	13.199089	13.568751
TA T. Rowe Price Small Cap Service Class	9,477.123	129,531	165,944	-	165,944	10,376	15.940908	16.157788
TA TS&W International Equity Service Class	3,508.162	47,102	50,026	-	50,026	4,566	10.932404	11.081185
TA US Growth Class A Shares	55,841.218	1,067,819	1,528,933	3	1,528,936	44,550	33.858384	35.083404
TA WMC US Growth Service Class	-	-	-	-	-	-	19.761904	20.030719

See accompanying notes.	4

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	AB Discovery Value Class A Shares Subaccount	AB International Value Class A Shares Subaccount	AB Large Cap Growth Class A Shares Subaccount	AB Relative Value Class A Shares Subaccount	AB Value Class A Shares Subaccount

Net Assets as of December 31, 2018:	$88,584	$51,416	$154,720	$330,163	$-

Investment Income:
Reinvested Dividends	765	649	-	4,340	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,551	849	2,238	4,590	-

Net Investment Income (Loss)	(786)	(200)	(2,238)	(250)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,205	-	6,588	11,358	-
Realized Gain (Loss) on Investments	(537)	(419)	4,645	630	-

Net Realized Capital Gains (Losses) on Investments	2,668	(419)	11,233	11,988	-
Net Change in Unrealized Appreciation (Depreciation)	13,980	8,379	38,754	56,915	-

Net Gain (Loss) on Investment	16,648	7,960	49,987	68,903	-

Net Increase (Decrease) in Net Assets Resulting from Operations	15,862	7,760	47,749	68,653	-

Increase (Decrease) in Net Assets from Contract Transactions	(1,687)	219	(16,249)	(30,853)	-

Total Increase (Decrease) in Net Assets	14,175	7,979	31,500	37,800	-

Net Assets as of December 31, 2019:	$102,759	$59,395	$186,220	$367,963	$-

Investment Income:
Reinvested Dividends	558	451	-	4,530	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,368	812	2,670	4,401	-

Net Investment Income (Loss)	(810)	(361)	(2,670)	129	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	6,824	-	-
Realized Gain (Loss) on Investments	(2,615)	(459)	1,824	(99)	-

Net Realized Capital Gains (Losses) on Investments	(2,615)	(459)	8,648	(99)	-
Net Change in Unrealized Appreciation (Depreciation)	6,632	3,231	53,767	11,416	-

Net Gain (Loss) on Investment	4,017	2,772	62,415	11,317	-

Net Increase (Decrease) in Net Assets Resulting from Operations	3,207	2,411	59,745	11,446	-

Increase (Decrease) in Net Assets from Contract Transactions	(2,657)	3,226	(2,140)	(4,187)	-

Total Increase (Decrease) in Net Assets	550	5,637	57,605	7,259	-

Net Assets as of December 31, 2020:	$103,309	$65,032	$243,825	$375,222	$-

See Accompanying Notes. (1) See Footnote 1	5

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	AllianzGI Dividend Value Class A Shares Subaccount	AllianzGI Small-Cap Value Class A Shares Subaccount	American Funds - EuroPacific Growth Fund® Class F -1 Shares Subaccount	American Funds - Growth Fund of America® Class F -1 Shares Subaccount	American Funds - Income Fund of America® Class F -1 Shares Subaccount

Net Assets as of December 31, 2018:	$172,834	$243,636	$228,485	$636,413	$236,499

Investment Income:
Reinvested Dividends	3,318	1,194	2,600	4,721	7,605
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,855	3,692	3,803	10,829	3,694

Net Investment Income (Loss)	463	(2,498)	(1,203)	(6,108)	3,911

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	19,642	23,803	4,502	44,241	5,085
Realized Gain (Loss) on Investments	(344)	(9,899)	4,595	23,600	7,616

Net Realized Capital Gains (Losses) on Investments	19,298	13,904	9,097	67,841	12,701
Net Change in Unrealized Appreciation (Depreciation)	18,881	43,070	46,622	96,001	20,617

Net Gain (Loss) on Investment	38,179	56,974	55,719	163,842	33,318

Net Increase (Decrease) in Net Assets Resulting from Operations	38,642	54,476	54,516	157,734	37,229

Increase (Decrease) in Net Assets from Contract Transactions	(29,930)	(8,913)	(20,199)	(60,326)	(32,228)

Total Increase (Decrease) in Net Assets	8,712	45,563	34,317	97,408	5,001

Net Assets as of December 31, 2019:	$181,546	$289,199	$262,802	$733,821	$241,500

Investment Income:
Reinvested Dividends	2,789	4,243	390	1,736	6,647
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,416	2,966	3,773	11,912	3,308

Net Investment Income (Loss)	373	1,277	(3,383)	(10,176)	3,339

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5	877	-	36,223	-
Realized Gain (Loss) on Investments	(11,428)	(31,455)	24,259	35,830	22,454

Net Realized Capital Gains (Losses) on Investments	(11,423)	(30,578)	24,259	72,053	22,454
Net Change in Unrealized Appreciation (Depreciation)	4,751	9,760	33,974	182,369	(21,197)

Net Gain (Loss) on Investment	(6,672)	(20,818)	58,233	254,422	1,257

Net Increase (Decrease) in Net Assets Resulting from Operations	(6,299)	(19,541)	54,850	244,246	4,596

Increase (Decrease) in Net Assets from Contract Transactions	(35,161)	(25,417)	(60,280)	(53,106)	(71,401)

Total Increase (Decrease) in Net Assets	(41,460)	(44,958)	(5,430)	191,140	(66,805)

Net Assets as of December 31, 2020:	$140,086	$244,241	$257,372	$924,961	$174,695

See Accompanying Notes. (1) See Footnote 1	6

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	American Funds - Investment Company of America® Class F -1 Shares Subaccount	American Funds - The Bond Fund of America® Class A Shares Subaccount	American Funds - The Bond Fund of America® Class F -1 Shares Subaccount	American Funds - The Growth Fund of America® Class A Shares Subaccount

Net Assets as of December 31, 2018:	$123,620	$562,868	$210,734	$2,749,311

Investment Income:
Reinvested Dividends	2,185	13,209	4,609	20,065
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,772	7,366	3,112	38,991

Net Investment Income (Loss)	413	5,843	1,497	(18,926)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,080	6,657	2,571	172,931
Realized Gain (Loss) on Investments	2,224	13,736	2,051	243,809

Net Realized Capital Gains (Losses) on Investments	7,304	20,393	4,622	416,740
Net Change in Unrealized Appreciation (Depreciation)	15,930	10,628	6,384	287,242

Net Gain (Loss) on Investment	23,234	31,021	11,006	703,982

Net Increase (Decrease) in Net Assets Resulting from Operations	23,647	36,864	12,503	685,056

Increase (Decrease) in Net Assets from Contract Transactions	(31,283)	(100,358)	(30,200)	(546,041)

Total Increase (Decrease) in Net Assets	(7,636)	(63,494)	(17,697)	139,015

Net Assets as of December 31, 2019:	$115,984	$499,374	$193,037	$2,888,326

Investment Income:
Reinvested Dividends	1,707	9,436	3,580	8,907
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,691	6,569	3,049	39,295

Net Investment Income (Loss)	16	2,867	531	(30,388)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	328	15,403	5,320	143,302
Realized Gain (Loss) on Investments	2,156	8,082	5,347	101,543

Net Realized Capital Gains (Losses) on Investments	2,484	23,485	10,667	244,845
Net Change in Unrealized Appreciation (Depreciation)	11,601	18,667	5,450	768,633

Net Gain (Loss) on Investment	14,085	42,152	16,117	1,013,478

Net Increase (Decrease) in Net Assets Resulting from Operations	14,101	45,019	16,648	983,090

Increase (Decrease) in Net Assets from Contract Transactions	(4,353)	(42,466)	(36,161)	(185,429)

Total Increase (Decrease) in Net Assets	9,748	2,553	(19,513)	797,661

Net Assets as of December 31, 2020:	$125,732	$501,927	$173,524	$3,685,987

See Accompanying Notes. (1) See Footnote 1	7

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	American Funds - The Income Fund of America® Class A Shares Subaccount	American Funds - The Investment Company of America® Class A Shares Subaccount	AMG Renaissance Large Cap Growth Class N Shares Subaccount	BlackRock Advantage Global Investor A Shares Subaccount

Net Assets as of December 31, 2018:	$1,354,737	$1,892,419	$10,718	$13,650

Investment Income:
Reinvested Dividends	44,043	38,052	72	285
Investment Expense:
Mortality and Expense Risk and Administrative Charges	17,952	25,716	176	225

Net Investment Income (Loss)	26,091	12,336	(104)	60

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	25,863	81,959	942	-
Realized Gain (Loss) on Investments	89,830	103,976	(130)	(44)

Net Realized Capital Gains (Losses) on Investments	115,693	185,935	812	(44)
Net Change in Unrealized Appreciation (Depreciation)	76,073	201,994	2,744	3,214

Net Gain (Loss) on Investment	191,766	387,929	3,556	3,170

Net Increase (Decrease) in Net Assets Resulting from Operations	217,857	400,265	3,452	3,230

Increase (Decrease) in Net Assets from Contract Transactions	(342,299)	(443,768)	(1,659)	(94)

Total Increase (Decrease) in Net Assets	(124,442)	(43,503)	1,793	3,136

Net Assets as of December 31, 2019:	$1,230,295	$1,848,916	$12,511	$16,786

Investment Income:
Reinvested Dividends	37,809	28,063	12	224
Investment Expense:
Mortality and Expense Risk and Administrative Charges	14,603	22,971	171	235

Net Investment Income (Loss)	23,206	5,092	(159)	(11)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	5,131	573	467
Realized Gain (Loss) on Investments	30,815	21,587	64	(31)

Net Realized Capital Gains (Losses) on Investments	30,815	26,718	637	436
Net Change in Unrealized Appreciation (Depreciation)	(19,485)	192,015	2,030	1,886

Net Gain (Loss) on Investment	11,330	218,733	2,667	2,322

Net Increase (Decrease) in Net Assets Resulting from Operations	34,536	223,825	2,508	2,311

Increase (Decrease) in Net Assets from Contract Transactions	(122,518)	(84,440)	(2,512)	(100)

Total Increase (Decrease) in Net Assets	(87,982)	139,385	(4)	2,211

Net Assets as of December 31, 2020:	$1,142,313	$1,988,301	$12,507	$18,997

See Accompanying Notes. (1) See Footnote 1	8

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	BlackRock Advantage International Investor A Shares Subaccount	BlackRock Advantage Large Cap Core Investor A Shares Subaccount	BlackRock Advantage Large Cap Value Investor A Shares Subaccount	BlackRock Advantage U.S. Total Market Investor A Shares Subaccount

Net Assets as of December 31, 2018:	$-	$133,211	$133,044	$445,635

Investment Income:
Reinvested Dividends	-	2,262	2,945	6,810
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	2,175	2,450	6,207

Net Investment Income (Loss)	-	87	495	603

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	3,884	3,140	5,360
Realized Gain (Loss) on Investments	-	3,449	2,798	35,537

Net Realized Capital Gains (Losses) on Investments	-	7,333	5,938	40,897
Net Change in Unrealized Appreciation (Depreciation)	-	27,669	23,405	70,839

Net Gain (Loss) on Investment	-	35,002	29,343	111,736

Net Increase (Decrease) in Net Assets Resulting from Operations	-	35,089	29,838	112,339

Increase (Decrease) in Net Assets from Contract Transactions	-	(8,848)	4,544	(91,149)

Total Increase (Decrease) in Net Assets	-	26,241	34,382	21,190

Net Assets as of December 31, 2019:	$-	$159,452	$167,426	$466,825

Investment Income:
Reinvested Dividends	-	1,210	2,558	3,242
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	1,958	2,455	6,025

Net Investment Income (Loss)	-	(748)	103	(2,783)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	5,159	-	21,326
Realized Gain (Loss) on Investments	-	12,716	2,311	7,685

Net Realized Capital Gains (Losses) on Investments	-	17,875	2,311	29,011
Net Change in Unrealized Appreciation (Depreciation)	-	1,945	1,272	55,705

Net Gain (Loss) on Investment	-	19,820	3,583	84,716

Net Increase (Decrease) in Net Assets Resulting from Operations	-	19,072	3,686	81,933

Increase (Decrease) in Net Assets from Contract Transactions	-	(38,504)	830	(12,399)

Total Increase (Decrease) in Net Assets	-	(19,432)	4,516	69,534

Net Assets as of December 31, 2020:	$-	$140,020	$171,942	$536,359

See Accompanying Notes. (1) See Footnote 1	9

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	BlackRock Basic Value Investor A Shares Subaccount	BlackRock Capital Appreciation Investor A Shares Subaccount	BlackRock Global Allocation Investor A Shares Subaccount	BlackRock High Yield Bond Investor A Shares Subaccount	BlackRock International Investor A Shares Subaccount

Net Assets as of December 31, 2018:	$1,524,728	$1,942,826	$3,016,419	$598,661	$32,114

Investment Income:
Reinvested Dividends	35,361	-	35,773	32,487	366
Investment Expense:
Mortality and Expense Risk and Administrative Charges	22,197	29,478	43,362	9,044	547

Net Investment Income (Loss)	13,164	(29,478)	(7,589)	23,443	(181)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	146,172	205,264	134,072	621	-
Realized Gain (Loss) on Investments	(63,949)	68,833	1,056	(3,803)	958

Net Realized Capital Gains (Losses) on Investments	82,223	274,097	135,128	(3,182)	958
Net Change in Unrealized Appreciation (Depreciation)	222,480	310,127	326,068	56,128	8,436

Net Gain (Loss) on Investment	304,703	584,224	461,196	52,946	9,394

Net Increase (Decrease) in Net Assets Resulting from Operations	317,867	554,746	453,607	76,389	9,213

Increase (Decrease) in Net Assets from Contract Transactions	(259,425)	(402,958)	(280,858)	(101,549)	(3,564)

Total Increase (Decrease) in Net Assets	58,442	151,788	172,749	(25,160)	5,649

Net Assets as of December 31, 2019:	$1,583,170	$2,094,614	$3,189,168	$573,501	$37,763

Investment Income:
Reinvested Dividends	29,347	-	15,323	27,139	79
Investment Expense:
Mortality and Expense Risk and Administrative Charges	20,296	29,284	43,617	8,018	559

Net Investment Income (Loss)	9,051	(29,284)	(28,294)	19,121	(480)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	160,379	117,285	234,056	-	-
Realized Gain (Loss) on Investments	(75,338)	151,726	(5,570)	(6,535)	1,761

Net Realized Capital Gains (Losses) on Investments	85,041	269,011	228,486	(6,535)	1,761
Net Change in Unrealized Appreciation (Depreciation)	(32,866)	428,518	374,148	6,678	6,358

Net Gain (Loss) on Investment	52,175	697,529	602,634	143	8,119

Net Increase (Decrease) in Net Assets Resulting from Operations	61,226	668,245	574,340	19,264	7,639

Increase (Decrease) in Net Assets from Contract Transactions	(19,462)	(555,812)	(172,505)	(12,409)	(3,549)

Total Increase (Decrease) in Net Assets	41,764	112,433	401,835	6,855	4,090

Net Assets as of December 31, 2020:	$1,624,934	$2,207,047	$3,591,003	$580,356	$41,853

See Accompanying Notes. (1) See Footnote 1	10

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	BlackRock iShares MSCI EAFE International Index Investor A Shares Subaccount	BlackRock iShares Russell 2000 Small- Cap Index Investor A Shares Subaccount	BlackRock iShares S&P 500 Index Investor A Shares Subaccount	BlackRock Large Cap Focus Growth Investor A Shares Subaccount(1)	BlackRock Low Duration Bond Investor A Shares Subaccount

Net Assets as of December 31, 2018:	$4,516	$-	$1,098,881	$-	$-

Investment Income:
Reinvested Dividends	152	-	22,839	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	71	-	16,422	71	-

Net Investment Income (Loss)	81	-	6,417	(71)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	-
Realized Gain (Loss) on Investments	5	-	44,588	16	-

Net Realized Capital Gains (Losses) on Investments	5	-	44,588	16	-
Net Change in Unrealized Appreciation (Depreciation)	786	-	261,760	2,081	-

Net Gain (Loss) on Investment	791	-	306,348	2,097	-

Net Increase (Decrease) in Net Assets Resulting from Operations	872	-	312,765	2,026	-

Increase (Decrease) in Net Assets from Contract Transactions	(278)	-	(86,913)	68,670	-

Total Increase (Decrease) in Net Assets	594	-	225,852	70,696	-

Net Assets as of December 31, 2019:	$5,110	$-	$1,324,733	$70,696	$-

Investment Income:
Reinvested Dividends	87	-	16,028	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	66	-	14,839	1,012	-

Net Investment Income (Loss)	21	-	1,189	(1,012)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	1,232	443	-
Realized Gain (Loss) on Investments	(11)	-	254,471	3,032	-

Net Realized Capital Gains (Losses) on Investments	(11)	-	255,703	3,475	-
Net Change in Unrealized Appreciation (Depreciation)	252	-	(67,944)	23,175	-

Net Gain (Loss) on Investment	241	-	187,759	26,650	-

Net Increase (Decrease) in Net Assets Resulting from Operations	262	-	188,948	25,638	-

Increase (Decrease) in Net Assets from Contract Transactions	(284)	-	(486,874)	(20,132)	-

Total Increase (Decrease) in Net Assets	(22)	-	(297,926)	5,506	-

Net Assets as of December 31, 2020:	$5,088	$-	$1,026,807	$76,202	$-

See Accompanying Notes. (1) See Footnote 1	11

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	BlackRock Total Return Investor A Shares Subaccount	BlackRock U.S. Government Bond Investor A Shares Subaccount	BNY Mellon Appreciation Investor Shares Subaccount	Cohen & Steers Real Estate Securities Class A Shares Subaccount	Columbia Large Cap Growth Opportunity Class A Shares Subaccount

Net Assets as of December 31, 2018:	$2,972,580	$1,081,290	$386,031	$7,695	$31,633

Investment Income:
Reinvested Dividends	89,040	26,268	3,769	227	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	42,482	14,805	5,548	130	445

Net Investment Income (Loss)	46,558	11,463	(1,779)	97	(445)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	34,950	469	3,704
Realized Gain (Loss) on Investments	765	(1,723)	(51,184)	237	5,525

Net Realized Capital Gains (Losses) on Investments	765	(1,723)	(16,234)	706	9,229
Net Change in Unrealized Appreciation (Depreciation)	190,764	46,285	127,344	1,418	813

Net Gain (Loss) on Investment	191,529	44,562	111,110	2,124	10,042

Net Increase (Decrease) in Net Assets Resulting from Operations	238,087	56,025	109,331	2,221	9,597

Increase (Decrease) in Net Assets from Contract Transactions	(199,787)	15,697	(156,367)	(517)	(34,336)

Total Increase (Decrease) in Net Assets	38,300	71,722	(47,036)	1,704	(24,739)

Net Assets as of December 31, 2019:	$3,010,880	$1,153,012	$338,995	$9,399	$6,894

Investment Income:
Reinvested Dividends	60,092	17,783	2,215	256	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	40,166	14,999	4,907	118	100

Net Investment Income (Loss)	19,926	2,784	(2,692)	138	(100)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	109,041	644	16,566	205	952
Realized Gain (Loss) on Investments	12,398	5,423	(2,371)	184	630

Net Realized Capital Gains (Losses) on Investments	121,439	6,067	14,195	389	1,582
Net Change in Unrealized Appreciation (Depreciation)	48,392	48,084	53,725	(897)	857

Net Gain (Loss) on Investment	169,831	54,151	67,920	(508)	2,439

Net Increase (Decrease) in Net Assets Resulting from Operations	189,757	56,935	65,228	(370)	2,339

Increase (Decrease) in Net Assets from Contract Transactions	(32,825)	32,176	(44,051)	(513)	(2,017)

Total Increase (Decrease) in Net Assets	156,932	89,111	21,177	(883)	322

Net Assets as of December 31, 2020:	$3,167,812	$1,242,123	$360,172	$8,516	$7,216

See Accompanying Notes. (1) See Footnote 1	12

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	Columbia Mid Cap Growth Class A Shares Subaccount	Columbia Select Small Cap Value Class A Shares Subaccount	Davis New York Venture Class A Shares Subaccount	Delaware Smid Cap Growth Class A Shares Subaccount	Eaton Vance Floating-Rate Class A Shares Subaccount

Net Assets as of December 31, 2018:	$-	$768,972	$1,134,779	$109,115	$22,473

Investment Income:
Reinvested Dividends	-	789	19,219	-	979
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	10,361	17,285	1,781	338

Net Investment Income (Loss)	-	(9,572)	1,934	(1,781)	641

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	194	77,086	3,982	-
Realized Gain (Loss) on Investments	-	(29,752)	(65,839)	6,997	(797)

Net Realized Capital Gains (Losses) on Investments	-	(29,558)	11,247	10,979	(797)
Net Change in Unrealized Appreciation (Depreciation)	-	169,734	304,116	24,782	1,013

Net Gain (Loss) on Investment	-	140,176	315,363	35,761	216

Net Increase (Decrease) in Net Assets Resulting from Operations	-	130,604	317,297	33,980	857

Increase (Decrease) in Net Assets from Contract Transactions	-	(95,601)	(145,709)	(48,226)	(20,927)

Total Increase (Decrease) in Net Assets	-	35,003	171,588	(14,246)	(20,070)

Net Assets as of December 31, 2019:	$-	$803,975	$1,306,367	$94,869	$2,403

Investment Income:
Reinvested Dividends	-	153	6,609	-	86
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	10,069	15,921	1,689	30

Net Investment Income (Loss)	-	(9,916)	(9,312)	(1,689)	56

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	55,881	67,938	12,635	-
Realized Gain (Loss) on Investments	-	(65,082)	(46,282)	4,960	(14)

Net Realized Capital Gains (Losses) on Investments	-	(9,201)	21,656	17,595	(14)
Net Change in Unrealized Appreciation (Depreciation)	-	139,002	109,034	65,771	(21)

Net Gain (Loss) on Investment	-	129,801	130,690	83,366	(35)

Net Increase (Decrease) in Net Assets Resulting from Operations	-	119,885	121,378	81,677	21

Increase (Decrease) in Net Assets from Contract Transactions	-	(86,221)	(96,955)	(10,628)	139

Total Increase (Decrease) in Net Assets	-	33,664	24,423	71,049	160

Net Assets as of December 31, 2020:	$-	$837,639	$1,330,790	$165,918	$2,563

See Accompanying Notes. (1) See Footnote 1	13

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	Eaton Vance Large-Cap Value Class A Shares Subaccount	Federated Hermes Equity Income Class A Shares Subaccount	Federated Hermes Kaufmann Class A Shares Subaccount	Fidelity Advisor® Equity Growth Class A Shares Subaccount	Fidelity Advisor® Overseas Class A Shares Subaccount

Net Assets as of December 31, 2018:	$65,713	$36,687	$153,385	$282,324	$8,701

Investment Income:
Reinvested Dividends	934	865	-	-	148
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,059	660	2,781	3,648	129

Net Investment Income (Loss)	(125)	205	(2,781)	(3,648)	19

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	581	-	19,913	24,926	-
Realized Gain (Loss) on Investments	(2,231)	(133)	2,068	15,061	56

Net Realized Capital Gains (Losses) on Investments	(1,650)	(133)	21,981	39,987	56
Net Change in Unrealized Appreciation (Depreciation)	19,434	6,973	27,106	42,792	2,165

Net Gain (Loss) on Investment	17,784	6,840	49,087	82,779	2,221

Net Increase (Decrease) in Net Assets Resulting from Operations	17,659	7,045	46,306	79,131	2,240

Increase (Decrease) in Net Assets from Contract Transactions	(9,972)	(837)	(11,137)	(82,530)	(5)

Total Increase (Decrease) in Net Assets	7,687	6,208	35,169	(3,399)	2,235

Net Assets as of December 31, 2019:	$73,400	$42,895	$188,554	$278,925	$10,936

Investment Income:
Reinvested Dividends	1,012	529	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,053	638	3,033	3,858	138

Net Investment Income (Loss)	(41)	(109)	(3,033)	(3,858)	(138)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	613	-	14,132	37,419	-
Realized Gain (Loss) on Investments	(1,803)	(256)	1,819	16,396	65

Net Realized Capital Gains (Losses) on Investments	(1,190)	(256)	15,951	53,815	65
Net Change in Unrealized Appreciation (Depreciation)	4,391	2,530	33,522	54,980	1,520

Net Gain (Loss) on Investment	3,201	2,274	49,473	108,795	1,585

Net Increase (Decrease) in Net Assets Resulting from Operations	3,160	2,165	46,440	104,937	1,447

Increase (Decrease) in Net Assets from Contract Transactions	4,282	(427)	(18,005)	(46,566)	(5)

Total Increase (Decrease) in Net Assets	7,442	1,738	28,435	58,371	1,442

Net Assets as of December 31, 2020:	$80,842	$44,633	$216,989	$337,296	$12,378

See Accompanying Notes. (1) See Footnote 1	14

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	Fidelity Advisor® Stock Selector Mid Cap Class A Shares Subaccount	Franklin Templeton Growth Class A Shares Subaccount	Invesco American Franchise Fund Class A Shares Subaccount	Invesco Capital Appreciation Class A Shares Subaccount	Invesco Charter Class A Shares Subaccount

Net Assets as of December 31, 2018:	$1,358	$24,873	$15,957	$42,215	$13,919

Investment Income:
Reinvested Dividends	10	546	-	-	89
Investment Expense:
Mortality and Expense Risk and Administrative Charges	21	358	224	703	192

Net Investment Income (Loss)	(11)	188	(224)	(703)	(103)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	59	880	941	10,124	1,899
Realized Gain (Loss) on Investments	8	190	1,814	1,407	(163)

Net Realized Capital Gains (Losses) on Investments	67	1,070	2,755	11,531	1,736
Net Change in Unrealized Appreciation (Depreciation)	318	2,020	2,450	3,282	1,850

Net Gain (Loss) on Investment	385	3,090	5,205	14,813	3,586

Net Increase (Decrease) in Net Assets Resulting from Operations	374	3,278	4,981	14,110	3,483

Increase (Decrease) in Net Assets from Contract Transactions	(10)	(408)	(6,252)	(3,158)	(4,597)

Total Increase (Decrease) in Net Assets	364	2,870	(1,271)	10,952	(1,114)

Net Assets as of December 31, 2019:	$1,722	$27,743	$14,686	$53,167	$12,805

Investment Income:
Reinvested Dividends	17	286	-	-	76
Investment Expense:
Mortality and Expense Risk and Administrative Charges	20	346	215	783	163

Net Investment Income (Loss)	(3)	(60)	(215)	(783)	(87)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	26	-	1,655	1,975	252
Realized Gain (Loss) on Investments	6	132	105	2,234	(37)

Net Realized Capital Gains (Losses) on Investments	32	132	1,760	4,209	215
Net Change in Unrealized Appreciation (Depreciation)	164	1,291	4,361	13,430	1,401

Net Gain (Loss) on Investment	196	1,423	6,121	17,639	1,616

Net Increase (Decrease) in Net Assets Resulting from Operations	193	1,363	5,906	16,856	1,529

Increase (Decrease) in Net Assets from Contract Transactions	(8)	223	(63)	(6,414)	(53)

Total Increase (Decrease) in Net Assets	185	1,586	5,843	10,442	1,476

Net Assets as of December 31, 2020:	$1,907	$29,329	$20,529	$63,609	$14,281

See Accompanying Notes. (1) See Footnote 1	15

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	Invesco Comstock Class A Shares Subaccount	Invesco Discovery Mid Cap Growth Class A Shares Subaccount(1)	Invesco Equity and Income Class A Shares Subaccount	Invesco Fundamental Alternatives Class A Shares Subaccount	Invesco Global Class A Shares Subaccount

Net Assets as of December 31, 2018:	$1,569,604	$-	$228,171	$27,722	$168,850

Investment Income:
Reinvested Dividends	35,156	-	4,322	574	712
Investment Expense:
Mortality and Expense Risk and Administrative Charges	23,648	-	3,007	370	2,121

Net Investment Income (Loss)	11,508	-	1,315	204	(1,409)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	87,624	-	9,758	-	1,104
Realized Gain (Loss) on Investments	79,411	-	4,165	53	19,006

Net Realized Capital Gains (Losses) on Investments	167,035	-	13,923	53	20,110
Net Change in Unrealized Appreciation (Depreciation)	175,946	-	24,992	1,181	24,961

Net Gain (Loss) on Investment	342,981	-	38,915	1,234	45,071

Net Increase (Decrease) in Net Assets Resulting from Operations	354,489	-	40,230	1,438	43,662

Increase (Decrease) in Net Assets from Contract Transactions	(211,103)	-	(35,496)	(114)	(76,459)

Total Increase (Decrease) in Net Assets	143,386	-	4,734	1,324	(32,797)

Net Assets as of December 31, 2019:	$1,712,990	$-	$232,905	$29,046	$136,053

Investment Income:
Reinvested Dividends	36,716	-	4,016	543	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	21,863	1,549	2,855	369	1,789

Net Investment Income (Loss)	14,853	(1,549)	1,161	174	(1,789)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	6,762	3,257	-	9,127
Realized Gain (Loss) on Investments	23,414	4,107	527	49	2,511

Net Realized Capital Gains (Losses) on Investments	23,414	10,869	3,784	49	11,638
Net Change in Unrealized Appreciation (Depreciation)	(10,910)	57,317	15,209	(182)	25,447

Net Gain (Loss) on Investment	12,504	68,186	18,993	(133)	37,085

Net Increase (Decrease) in Net Assets Resulting from Operations	27,357	66,637	20,154	41	35,296

Increase (Decrease) in Net Assets from Contract Transactions	(21,503)	125,667	1,795	(111)	(6,265)

Total Increase (Decrease) in Net Assets	5,854	192,304	21,949	(70)	29,031

Net Assets as of December 31, 2020:	$1,718,844	$192,304	$254,854	$28,976	$165,084

See Accompanying Notes. (1) See Footnote 1	16

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	Invesco Main Street Class A Shares Subaccount	Invesco Main Street Mid Cap Class A Shares Subaccount	Invesco Value Opportunities Class A Shares Subaccount	Janus Henderson Enterprise Class A Shares Subaccount	Janus Henderson Forty Class A Shares Subaccount

Net Assets as of December 31, 2018:	$137,766	$6,975	$-	$1,219,571	$36,320

Investment Income:
Reinvested Dividends	1,449	-	-	1,057	39
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,159	120	8	18,996	602

Net Investment Income (Loss)	(710)	(120)	(8)	(17,939)	(563)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	12,367	430	101	51,311	2,767
Realized Gain (Loss) on Investments	4,463	(12)	-	141,904	(585)

Net Realized Capital Gains (Losses) on Investments	16,830	418	101	193,215	2,182
Net Change in Unrealized Appreciation (Depreciation)	25,153	1,812	98	195,508	10,408

Net Gain (Loss) on Investment	41,983	2,230	199	388,723	12,590

Net Increase (Decrease) in Net Assets Resulting from Operations	41,273	2,110	191	370,784	12,027

Increase (Decrease) in Net Assets from Contract Transactions	(6,756)	(19)	5,107	(363,098)	(4,311)

Total Increase (Decrease) in Net Assets	34,517	2,091	5,298	7,686	7,716

Net Assets as of December 31, 2019:	$172,283	$9,066	$5,298	$1,227,257	$44,036

Investment Income:
Reinvested Dividends	1,444	-	13	-	78
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,127	756	64	17,489	632

Net Investment Income (Loss)	(683)	(756)	(51)	(17,489)	(554)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,064	269	-	104,664	3,534
Realized Gain (Loss) on Investments	9,498	(177)	(15)	103,229	1,416

Net Realized Capital Gains (Losses) on Investments	13,562	92	(15)	207,893	4,950
Net Change in Unrealized Appreciation (Depreciation)	8,210	21,207	267	32,399	9,639

Net Gain (Loss) on Investment	21,772	21,299	252	240,292	14,589

Net Increase (Decrease) in Net Assets Resulting from Operations	21,089	20,543	201	222,803	14,035

Increase (Decrease) in Net Assets from Contract Transactions	(14,221)	58,870	(39)	(176,184)	(9,300)

Total Increase (Decrease) in Net Assets	6,868	79,413	162	46,619	4,735

Net Assets as of December 31, 2020:	$179,151	$88,479	$5,460	$1,273,876	$48,771

See Accompanying Notes. (1) See Footnote 1	17

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	JPMorgan Small Cap Growth Class A Shares Subaccount	Lord Abbett Affiliated Class A Shares Subaccount	Lord Abbett Bond-Debenture Class A Shares Subaccount	Lord Abbett Mid Cap Stock Class A Shares Subaccount	MFS® Growth Class A Shares Subaccount

Net Assets as of December 31, 2018:	$9,394	$23,381	$624,904	$675,971	$812,183

Investment Income:
Reinvested Dividends	-	604	27,304	6,447	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	152	392	9,136	10,114	11,421

Net Investment Income (Loss)	(152)	212	18,168	(3,667)	(11,421)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	639	586	-	16,773	15,366
Realized Gain (Loss) on Investments	597	106	156	42,294	63,390

Net Realized Capital Gains (Losses) on Investments	1,236	692	156	59,067	78,756
Net Change in Unrealized Appreciation (Depreciation)	2,069	4,490	54,695	83,716	200,408

Net Gain (Loss) on Investment	3,305	5,182	54,851	142,783	279,164

Net Increase (Decrease) in Net Assets Resulting from Operations	3,153	5,394	73,019	139,116	267,743

Increase (Decrease) in Net Assets from Contract Transactions	(2,332)	(485)	(52,129)	(66,652)	(171,557)

Total Increase (Decrease) in Net Assets	821	4,909	20,890	72,464	96,186

Net Assets as of December 31, 2019:	$10,215	$28,290	$645,794	$748,435	$908,369

Investment Income:
Reinvested Dividends	7	517	24,649	8,699	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	157	366	8,643	8,836	11,646

Net Investment Income (Loss)	(150)	151	16,006	(137)	(11,646)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	864	-	-	-	34,718
Realized Gain (Loss) on Investments	2,608	111	(418)	21,468	101,417

Net Realized Capital Gains (Losses) on Investments	3,472	111	(418)	21,468	136,135
Net Change in Unrealized Appreciation (Depreciation)	1,992	(1,048)	22,516	(12,805)	103,111

Net Gain (Loss) on Investment	5,464	(937)	22,098	8,663	239,246

Net Increase (Decrease) in Net Assets Resulting from Operations	5,314	(786)	38,104	8,526	227,600

Increase (Decrease) in Net Assets from Contract Transactions	(4,636)	(540)	(10,582)	(22,308)	(185,372)

Total Increase (Decrease) in Net Assets	678	(1,326)	27,522	(13,782)	42,228

Net Assets as of December 31, 2020:	$10,893	$26,964	$673,316	$734,653	$950,597

See Accompanying Notes. (1) See Footnote 1	18

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	MFS® Mid Cap Growth Class A Shares Subaccount	MFS® Research International Class A Shares Subaccount	PIMCO CommodityRealReturn Strategy Class A Shares Subaccount	PIMCO Low Duration Class A Shares Subaccount	PIMCO Real Return Class A Shares Subaccount

Net Assets as of December 31, 2018:	$856,917	$487,974	$282,452	$1,462,955	$970,526

Investment Income:
Reinvested Dividends	-	9,580	10,959	44,300	15,095
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,402	7,098	4,356	21,385	14,456

Net Investment Income (Loss)	(12,402)	2,482	6,603	22,915	639

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	8,399	-	-	-	-
Realized Gain (Loss) on Investments	89,501	926	(42,912)	(23,597)	(18,276)

Net Realized Capital Gains (Losses) on Investments	97,900	926	(42,912)	(23,597)	(18,276)
Net Change in Unrealized Appreciation (Depreciation)	201,848	121,743	64,505	39,244	79,671

Net Gain (Loss) on Investment	299,748	122,669	21,593	15,647	61,395

Net Increase (Decrease) in Net Assets Resulting from Operations	287,346	125,151	28,196	38,562	62,034

Increase (Decrease) in Net Assets from Contract Transactions	(166,919)	(18,771)	(21,224)	(134,104)	(111,290)

Total Increase (Decrease) in Net Assets	120,427	106,380	6,972	(95,542)	(49,256)

Net Assets as of December 31, 2019:	$977,344	$594,354	$289,424	$1,367,413	$921,270

Investment Income:
Reinvested Dividends	-	4,628	3,775	19,537	19,197
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,858	7,314	3,938	18,671	12,898

Net Investment Income (Loss)	(12,858)	(2,686)	(163)	866	6,299

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	8,794	-	-	-	-
Realized Gain (Loss) on Investments	151,745	5,345	(29,994)	(15,024)	888

Net Realized Capital Gains (Losses) on Investments	160,539	5,345	(29,994)	(15,024)	888
Net Change in Unrealized Appreciation (Depreciation)	149,043	63,070	35,430	31,281	71,765

Net Gain (Loss) on Investment	309,582	68,415	5,436	16,257	72,653

Net Increase (Decrease) in Net Assets Resulting from Operations	296,724	65,729	5,273	17,123	78,952

Increase (Decrease) in Net Assets from Contract Transactions	(234,599)	(29,516)	4,557	1,883	(61,440)

Total Increase (Decrease) in Net Assets	62,125	36,213	9,830	19,006	17,512

Net Assets as of December 31, 2020:	$1,039,469	$630,567	$299,254	$1,386,419	$938,782

See Accompanying Notes. (1) See Footnote 1	19

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	PIMCO Total Return Class A Shares Subaccount	Pioneer Class A Shares Subaccount	Pioneer High Yield Class A Shares Subaccount	Pioneer Real Estate Shares Class A Shares Subaccount	Pioneer Select Mid Cap Growth Class A Shares Subaccount

Net Assets as of December 31, 2018:	$3,326,720	$15,600	$6,202	$27,245	$-

Investment Income:
Reinvested Dividends	116,539	150	339	379	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	47,197	257	96	206	-

Net Investment Income (Loss)	69,342	(107)	243	173	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,616	1,466	-	1,044	-
Realized Gain (Loss) on Investments	(43,463)	(431)	(52)	(11,940)	-

Net Realized Capital Gains (Losses) on Investments	(40,847)	1,035	(52)	(10,896)	-
Net Change in Unrealized Appreciation (Depreciation)	183,305	3,532	584	15,021	-

Net Gain (Loss) on Investment	142,458	4,567	532	4,125	-

Net Increase (Decrease) in Net Assets Resulting from Operations	211,800	4,460	775	4,298	-

Increase (Decrease) in Net Assets from Contract Transactions	(247,198)	(1,487)	(117)	(25,570)	-

Total Increase (Decrease) in Net Assets	(35,398)	2,973	658	(21,272)	-

Net Assets as of December 31, 2019:	$3,291,322	$18,573	$6,860	$5,973	$-

Investment Income:
Reinvested Dividends	69,801	93	352	107	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	45,374	267	96	86	-

Net Investment Income (Loss)	24,427	(174)	256	21	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	114,342	1,063	-	86	-
Realized Gain (Loss) on Investments	(13,347)	(305)	(97)	(149)	-

Net Realized Capital Gains (Losses) on Investments	100,995	758	(97)	(63)	-
Net Change in Unrealized Appreciation (Depreciation)	88,108	3,213	(31)	(312)	-

Net Gain (Loss) on Investment	189,103	3,971	(128)	(375)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	213,530	3,797	128	(354)	-

Increase (Decrease) in Net Assets from Contract Transactions	24,298	(1,618)	433	1,490	-

Total Increase (Decrease) in Net Assets	237,828	2,179	561	1,136	-

Net Assets as of December 31, 2020:	$3,529,150	$20,752	$7,421	$7,109	$-

See Accompanying Notes. (1) See Footnote 1	20

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	Putnam Equity Income Class A Shares Subaccount	Putnam Growth Opportunities Class A Shares Subaccount	Putnam International Equity Class A Shares Subaccount	Ready Assets Government Liquidity Subaccount	TA Aegon Sustainable Equity Income Service Class Subaccount

Net Assets as of December 31, 2018:	$42,144	$11,959	$731,238	$255,341	$194,655

Investment Income:
Reinvested Dividends	655	-	13,486	3,733	4,808
Investment Expense:
Mortality and Expense Risk and Administrative Charges	603	188	10,502	3,448	2,849

Net Investment Income (Loss)	52	(188)	2,984	285	1,959

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,116	592	-	1	33,215
Realized Gain (Loss) on Investments	825	86	4,396	-	9

Net Realized Capital Gains (Losses) on Investments	1,941	678	4,396	1	33,224
Net Change in Unrealized Appreciation (Depreciation)	9,375	3,650	164,473	-	7,122

Net Gain (Loss) on Investment	11,316	4,328	168,869	1	40,346

Net Increase (Decrease) in Net Assets Resulting from Operations	11,368	4,140	171,853	286	42,305

Increase (Decrease) in Net Assets from Contract Transactions	(6,809)	(68)	(36,255)	(1,526)	(5,324)

Total Increase (Decrease) in Net Assets	4,559	4,072	135,598	(1,240)	36,981

Net Assets as of December 31, 2019:	$46,703	$16,031	$866,836	$254,101	$231,636

Investment Income:
Reinvested Dividends	700	-	10,077	473	4,661
Investment Expense:
Mortality and Expense Risk and Administrative Charges	557	238	10,554	3,280	2,260

Net Investment Income (Loss)	143	(238)	(477)	(2,807)	2,401

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,081	695	12,571	25	20,790
Realized Gain (Loss) on Investments	112	149	14,553	-	(2,832)

Net Realized Capital Gains (Losses) on Investments	2,193	844	27,124	25	17,958
Net Change in Unrealized Appreciation (Depreciation)	(174)	5,250	61,560	-	(38,971)

Net Gain (Loss) on Investment	2,019	6,094	88,684	25	(21,013)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,162	5,856	88,207	(2,782)	(18,612)

Increase (Decrease) in Net Assets from Contract Transactions	(337)	(85)	(72,432)	(1,547)	(29,904)

Total Increase (Decrease) in Net Assets	1,825	5,771	15,775	(4,329)	(48,516)

Net Assets as of December 31, 2020:	$48,528	$21,802	$882,611	$249,772	$183,120

See Accompanying Notes. (1) See Footnote 1	21

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	TA Asset Allocation - Conservative Class A Shares Subaccount	TA Asset Allocation - Moderate Class A Shares Subaccount	TA Asset Allocation - Moderate Growth Class A Shares Subaccount	TA BlackRock Government Money Market Initial Class Subaccount(1)	TA Bond Class A Shares Subaccount

Net Assets as of December 31, 2018:	$-	$-	$81,102	$-	$-

Investment Income:
Reinvested Dividends	-	-	1,695	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	1,154	-	-

Net Investment Income (Loss)	-	-	541	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	4,738	-	-
Realized Gain (Loss) on Investments	-	-	(283)	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	4,455	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	8,232	-	-

Net Gain (Loss) on Investment	-	-	12,687	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	13,228	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	(437)	-	-

Total Increase (Decrease) in Net Assets	-	-	12,791	-	-

Net Assets as of December 31, 2019:	$-	$-	$93,893	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	737	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	455	2,519	-

Net Investment Income (Loss)	-	-	(455)	(1,782)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	-
Realized Gain (Loss) on Investments	-	-	(18,240)	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	(18,240)	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	12,983	-	-

Net Gain (Loss) on Investment	-	-	(5,257)	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	(5,712)	(1,782)	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	(88,181)	365,234	-

Total Increase (Decrease) in Net Assets	-	-	(93,893)	363,452	-

Net Assets as of December 31, 2020:	$-	$-	$-	$363,452	$-

See Accompanying Notes. (1) See Footnote 1	22

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	TA International Growth Initial Class Subaccount	TA JPMorgan Mid Cap Value Service Class Subaccount	TA Morgan Stanley Capital Growth Service Class Subaccount(1)	TA Multi-Managed Balanced Class A Shares Subaccount	TA Small/Mid Cap Value Class A Shares Subaccount

Net Assets as of December 31, 2018:	$4,398,692	$160,692	$-	$-	$1,281,778

Investment Income:
Reinvested Dividends	75,165	1,540	-	-	6,085
Investment Expense:
Mortality and Expense Risk and Administrative Charges	67,266	1,851	-	-	19,658

Net Investment Income (Loss)	7,899	(311)	-	-	(13,573)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	754,707	12,164	-	-	33,160
Realized Gain (Loss) on Investments	(89,849)	2,896	-	-	(7,297)

Net Realized Capital Gains (Losses) on Investments	664,858	15,060	-	-	25,863
Net Change in Unrealized Appreciation (Depreciation)	396,041	19,265	-	-	260,786

Net Gain (Loss) on Investment	1,060,899	34,325	-	-	286,649

Net Increase (Decrease) in Net Assets Resulting from Operations	1,068,798	34,014	-	-	273,076

Increase (Decrease) in Net Assets from Contract Transactions	(887,948)	(60,441)	-	-	(275,283)

Total Increase (Decrease) in Net Assets	180,850	(26,427)	-	-	(2,207)

Net Assets as of December 31, 2019:	$4,579,542	$134,265	$-	$-	$1,279,571

Investment Income:
Reinvested Dividends	98,518	1,196	-	-	7,032
Investment Expense:
Mortality and Expense Risk and Administrative Charges	63,050	1,502	-	-	17,956

Net Investment Income (Loss)	35,468	(306)	-	-	(10,924)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	4,523	-	-	-
Realized Gain (Loss) on Investments	(83,607)	(284)	-	-	(42,061)

Net Realized Capital Gains (Losses) on Investments	(83,607)	4,239	-	-	(42,061)
Net Change in Unrealized Appreciation (Depreciation)	888,640	(4,398)	-	-	153,615

Net Gain (Loss) on Investment	805,033	(159)	-	-	111,554

Net Increase (Decrease) in Net Assets Resulting from Operations	840,501	(465)	-	-	100,630

Increase (Decrease) in Net Assets from Contract Transactions	(653,701)	(459)	-	-	(61,486)

Total Increase (Decrease) in Net Assets	186,800	(924)	-	-	39,144

Net Assets as of December 31, 2020:	$4,766,342	$133,341	$-	$-	$1,318,715

See Accompanying Notes. (1) See Footnote 1	23

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	TA Sustainable Equity Income Class A Shares Subaccount	TA T. Rowe Price Small Cap Service Class Subaccount	TA TS&W International Equity Service Class Subaccount	TA US Growth Class A Shares Subaccount	TA WMC US Growth Service Class Subaccount

Net Assets as of December 31, 2018:	$2,585,152	$123,900	$45,034	$1,356,341	$-

Investment Income:
Reinvested Dividends	56,402	-	561	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	38,815	2,172	751	21,838	-

Net Investment Income (Loss)	17,587	(2,172)	(190)	(21,838)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	297,940	15,449	758	117,042	-
Realized Gain (Loss) on Investments	(114,099)	1,650	(251)	163,813	-

Net Realized Capital Gains (Losses) on Investments	183,841	17,099	507	280,855	-
Net Change in Unrealized Appreciation (Depreciation)	325,037	21,370	7,850	209,797	-

Net Gain (Loss) on Investment	508,878	38,469	8,357	490,652	-

Net Increase (Decrease) in Net Assets Resulting from Operations	526,465	36,297	8,167	468,814	-

Increase (Decrease) in Net Assets from Contract Transactions	(408,680)	(10,028)	(2,365)	(366,985)	-

Total Increase (Decrease) in Net Assets	117,785	26,269	5,802	101,829	-

Net Assets as of December 31, 2019:	$2,702,937	$150,169	$50,836	$1,458,170	$-

Investment Income:
Reinvested Dividends	52,161	-	1,274	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	35,940	2,112	679	21,252	-

Net Investment Income (Loss)	16,221	(2,112)	595	(21,252)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	10,226	-	134,110	-
Realized Gain (Loss) on Investments	(152,964)	2,976	(17)	125,325	-

Net Realized Capital Gains (Losses) on Investments	(152,964)	13,202	(17)	259,435	-
Net Change in Unrealized Appreciation (Depreciation)	(6,129)	19,413	1,605	174,284	-

Net Gain (Loss) on Investment	(159,093)	32,615	1,588	433,719	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(142,872)	30,503	2,183	412,467	-

Increase (Decrease) in Net Assets from Contract Transactions	229,333	(14,728)	(2,993)	(341,701)	-

Total Increase (Decrease) in Net Assets	86,461	15,775	(810)	70,766	-

Net Assets as of December 31, 2020:	$2,789,398	$165,944	$50,026	$1,528,936	$-

See Accompanying Notes. (1) See Footnote 1	24

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2020

1. Organization

ML of New York Variable Annuity Separate Account D (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TFLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TFLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Merrill Lynch Investor Choice Annuity® NY and Merrill Lynch IRA Annuity® NY.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
The AB Trust	The AB Trust
AB Discovery Value Class A Shares	AB Discovery Value Portfolio Class A Shares
AB International Value Class A Shares	AB International Value Portfolio Class A Shares
AB Large Cap Growth Class A Shares	AB Large Cap Growth Portfolio Class A Shares
AB Relative Value Class A Shares	AB Relative Value Portfolio Class A Shares
AB Value Class A Shares	AB Value Portfolio Class A Shares
Allianz Funds	Allianz Funds
AllianzGI Dividend Value Class A Shares	AllianzGI Dividend Value Fund Class A Shares
AllianzGI Small-Cap Value Class A Shares	AllianzGI Small-Cap Value Fund Class A Shares
American Funds	American Funds
American Funds - EuroPacific Growth Fund® Class F -1 Shares	American Funds - EuroPacific Growth Fund® Class F -1 Shares
American Funds - Growth Fund of America® Class F -1 Shares	American Funds - Growth Fund of America® Fund Class F -1 Shares
American Funds - Income Fund of America® Class F -1 Shares	American Funds - Income Fund of America® Fund Class F -1 Shares
American Funds - Investment Company of America® Class F -1 Shares	American Funds - Investment Company of America® Fund Class F -1 Shares
American Funds - The Bond Fund of America® Class A Shares	American Funds - The Bond Fund of America Fund® Class A Shares
American Funds - The Bond Fund of America® Class F -1 Shares	American Funds - The Bond Fund of America Fund® Class F -1 Shares
American Funds - The Growth Fund of America® Class A Shares	American Funds - The Growth Fund of America® Fund Class A Shares
American Funds - The Income Fund of America® Class A Shares	American Funds - The Income Fund of America® Fund Class A Shares
American Funds - The Investment Company of America® Class A Shares	American Funds - The Investment Company of America® Fund Class A Shares
The Managers Fund	The Managers Fund
AMG Renaissance Large Cap Growth Class N Shares	AMG Renaissance Large Cap Growth Fund Class N Shares
BlackRock Series, Inc.	BlackRock Funds, Inc.
BlackRock Advantage Global Investor A Shares	BlackRock Advantage Global Fund Investor A Shares
BlackRock Advantage International Investor A Shares	BlackRock Advantage International Fund Investor A Shares
BlackRock Advantage Large Cap Core Investor A Shares	BlackRock Advantage Large Cap Core Fund Investor A Shares
BlackRock Advantage Large Cap Value Investor A Shares	BlackRock Advantage Large Cap Value Fund Investor A Shares
BlackRock Advantage U.S. Total Market Investor A Shares	BlackRock Advantage U.S. Total Market Fund Investor A Shares
BlackRock Basic Value Investor A Shares	BlackRock Basic Value Fund Investor A Shares
BlackRock Capital Appreciation Investor A Shares	BlackRock Capital Appreciation Fund Investor A Shares
BlackRock Global Allocation Investor A Shares	BlackRock Global Allocation Fund Investor A Shares
BlackRock High Yield Bond Investor A Shares	BlackRock High Yield Bond Fund Investor A Shares

25

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2020

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
BlackRock Funds, Inc.	BlackRock Funds, Inc.
BlackRock International Investor A Shares	BlackRock International Fund Investor A Shares
BlackRock iShares MSCI EAFE International Index Investor A Shares	BlackRock iShares MSCI EAFE International Index Fund Investor A Shares
BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	BlackRock iShares Russell 2000 Small-Cap Index Fund Investor A Shares
BlackRock iShares S&P 500 Index Investor A Shares	BlackRock iShares S&P 500 Index Investor Fund A Shares
BlackRock Large Cap Focus Growth Investor A Shares	BlackRock Large Cap Focus Growth Fund Investor A Shares
BlackRock Low Duration Bond Investor A Shares	BlackRock Low Duration Bond Fund Investor A Shares
BlackRock Total Return Investor A Shares	BlackRock Total Return Fund Investor A Shares
BlackRock U.S. Government Bond Investor A Shares	BlackRock U.S. Government Bond Fund Investor A Shares
BNY Mellon Funds	BNY Mellon Funds
BNY Mellon Appreciation Investor Shares	BNY Mellon Appreciation Fund Investor Shares
Cohen & Steers Capital Management, Inc.	Cohen & Steers Capital Management, Inc.
Cohen & Steers Real Estate Securities Class A Shares	Cohen & Steers Real Estate Securities Fund Class A Shares
Columbia Funds Series Trust	Columbia Funds Series Trust
Columbia Large Cap Growth Opportunity Class A Shares	Columbia Large Cap Growth Opportunity Fund Class A Shares
Columbia Mid Cap Growth Class A Shares	Columbia Mid Cap Growth Fund Class A Shares
Columbia Select Small Cap Value Class A Shares	Columbia Select Small Cap Value Class Fund A Shares
Davis New York Venture Fund, Inc.	Davis New York Venture Fund, Inc.
Davis New York Venture Class A Shares	Davis New York Venture Fund Class A Shares
Delaware Group Equity Funds IV	Delaware Group Equity Funds IV
Delaware Smid Cap Growth Class A Shares	Delaware Smid Cap Growth Fund Class A Shares
Eaton Vance Mutual Funds Trust	Eaton Vance Mutual Funds Trust
Eaton Vance Floating-Rate Class A Shares	Eaton Vance Floating-Rate Fund Class A Shares
Eaton Vance Special Investment Trust	Eaton Vance Special Investment Trust
Eaton Vance Large-Cap Value Class A Shares	Eaton Vance Large-Cap Value Fund Class A Shares
Federated Equity Funds	Federated Equity Funds
Federated Hermes Equity Income Class A Shares	Federated Hermes Equity Income Fund Class A Shares
Federated Hermes Kaufmann Class A Shares	Federated Hermes Kaufmann Fund Class A Shares
Fidelity Advisor Series	Fidelity Advisor Series
Fidelity Advisor® Equity Growth Class A Shares	Fidelity Advisor® Equity Growth Fund Class A Shares
Fidelity Advisor® Overseas Class A Shares	Fidelity Advisor® Overseas Fund Class A Shares
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	Fidelity Advisor® Stock Selector Mid Cap Fund Class A Shares
Templeton Growth Funds, Inc.	Templeton Growth Funds, Inc.
Franklin Templeton Growth Class A Shares	Franklin Templeton Growth Fund Class A Shares
AIM Series Trust (Invesco Series Trust)	AIM Series Trust (Invesco Series Trust)
Invesco American Franchise Fund Class A Shares	Invesco American Franchise Fund Class A Shares
Invesco Capital Appreciation Class A Shares	Invesco Capital Appreciation Fund Class A Shares
Invesco Charter Class A Shares	Invesco Charter Fund Class A Shares
Invesco Comstock Class A Shares	Invesco Comstock Fund Class A Shares
Invesco Discovery Mid Cap Growth Class A Shares	Invesco Discovery Mid Cap Growth Class A Shares
Invesco Equity and Income Class A Shares	Invesco Equity and Income Fund Class A Shares
Invesco Fundamental Alternatives Class A Shares	Invesco Fundamental Alternatives Fund Class A Shares
Invesco Global Class A Shares	Invesco Global Fund Class A Shares
Invesco Main Street Class A Shares	Invesco Main Street Fund Class A Shares

26

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2020

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AIM Series Trust (Invesco Series Trust)	AIM Series Trust (Invesco Series Trust)
Invesco Main Street Mid Cap Class A Shares	Invesco Main Street Mid Cap Fund Class A Shares
Invesco Value Opportunities Class A Shares	Invesco Value Opportunities Fund Class A Shares
Janus Advisor Series	Janus Advisor Series
Janus Henderson Enterprise Class A Shares	Janus Henderson Enterprise Portfolio Class A Shares
Janus Henderson Forty Class A Shares	Janus Henderson Forty Portfolio Class A Shares
JPMorgan Trust II	JPMorgan Trust II
JPMorgan Small Cap Growth Class A Shares	JPMorgan Small Cap Growth Fund Class A Shares
Lord Abbett Funds, Inc.	Lord Abbett Funds, Inc.
Lord Abbett Affiliated Class A Shares	Lord Abbett Affiliated Class A Shares
Lord Abbett Bond-Debenture Class A Shares	Lord Abbett Bond-Debenture Class A Shares
Lord Abbett Mid Cap Stock Class A Shares	Lord Abbett Mid Cap Stock Class A Shares
MFS Series Trust	MFS Series Trust
MFS® Growth Class A Shares	MFS® Growth Fund Class A Shares
MFS® Mid Cap Growth Class A Shares	MFS® Mid Cap Growth Fund Class A Shares
MFS® Research International Class A Shares	MFS® Research International Fund Class A Shares
PIMCO Funds	PIMCO Funds
PIMCO CommodityRealReturn Strategy Class A Shares	PIMCO CommodityRealReturn Strategy Fund Class A Shares
PIMCO Low Duration Class A Shares	PIMCO Low Duration Fund Class A Shares
PIMCO Real Return Class A Shares	PIMCO Real Return Fund Class A Shares
PIMCO Total Return Class A Shares	PIMCO Total Return Fund Class A Shares
Pioneer Funds	Pioneer Funds
Pioneer Class A Shares	Pioneer Class A Shares
Pioneer High Yield Class A Shares	Pioneer High Yield Class A Shares
Pioneer Real Estate Shares Class A Shares	Pioneer Real Estate Shares Class A Shares
Pioneer Select Mid Cap Growth Class A Shares	Pioneer Select Mid Cap Growth Class A Shares
Putnam Funds	Putnam Funds
Putnam Equity Income Class A Shares	Putnam Equity Income Class A Shares
Putnam Growth Opportunities Class A Shares	Putnam Growth Opportunities Class A Shares
Putnam International Equity Class A Shares	Putnam International Equity Class A Shares
Ready Assets Prime Money Fund	Ready Assets Prime Money Fund
Ready Assets Government Liquidity	Ready Assets Government Liquidity Fund
Transamerica Funds	Transamerica Funds
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA Asset Allocation - Conservative Class A Shares	Transamerica Asset Allocation - Conservative Class A Shares
TA Asset Allocation - Moderate Class A Shares	Transamerica Asset Allocation - Moderate Class A Shares
TA Asset Allocation - Moderate Growth Class A Shares	Transamerica Asset Allocation - Moderate Growth Class A Shares
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA Bond Class A Shares	Transamerica Bond Class A Shares
TA International Growth Initial Class	Transamerica International Growth VP Initial Class
TA JPMorgan Mid Cap Value Service Class	Transamerica JPMorgan Mid Cap Value VP Service Class
TA Morgan Stanley Capital Growth Service Class	Transamerica Morgan Stanley Capital Growth VP Service Class
TA Multi-Managed Balanced Class A Shares	Transamerica Multi-Managed Balanced Class A Shares
TA Small/Mid Cap Value Class A Shares	Transamerica Small/Mid Cap Value Class A Shares

27

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2020

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Funds	Transamerica Funds
TA Sustainable Equity Income Class A Shares	Transamerica Sustainable Equity Income VP Class A Shares
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class
TA TS&W International Equity Service Class	Transamerica TS&W International Equity VP Service Class
TA US Growth Class A Shares	Transamerica US Growth Class A Shares
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Invesco Discovery Mid Cap Growth Class A Shares	April 17, 2020
BlackRock Large Cap Focus Growth Investor A Shares	December 6, 2019
TA BlackRock Government Money Market Initial Class	November 29, 2019
TA Morgan Stanley Capital Growth Service Class	November 1, 2019
TA Aegon Sustainable Equity Income Service Class	August 18, 2017
TA International Growth Initial Class	August 18, 2017
TA JPMorgan Mid Cap Value Service Class	August 18, 2017
TA T. Rowe Price Small Cap Service Class	August 18, 2017
TA TS&W International Equity Service Class	August 18, 2017
TA WMC US Growth Service Class	August 18, 2017
AMG Renaissance Large Cap Growth Class N Shares	July 31, 2017
Putnam Equity Income Class A Shares	May 11, 2017
TA Asset Allocation - Conservative Class A Shares	March 27, 2017
TA Asset Allocation - Moderate Class A Shares	March 27, 2017
TA Asset Allocation - Moderate Growth Class A Shares	March 27, 2017
TA Multi-Managed Balanced Class A Shares	March 27, 2017
Columbia Large Cap Growth Opportunity Class A Shares	October 28, 2016
Putnam Growth Opportunities Class A Shares	October 21, 2016

The following subaccount name changes were made effective during the fiscal year ended December 31, 2020:

Subaccount	Formerly
AllianzGI Dividend Value Class A Shares	AllianzGI NFJ Dividend Value Class A Shares
AllianzGI Small-Cap Value Class A Shares	AllianzGI NFJ Small-Cap Value Class A Shares
Columbia Large Cap Growth Opportunity Class A Shares	Columbia Large Cap Growth III Class A Shares
Federated Hermes Equity Income Class A Shares	Federated Equity Income Class A Shares
Federated Hermes Kaufmann Class A Shares	Federated Kaufmann Class A Shares
Invesco Capital Appreciation Class A Shares	Invesco Oppenheimer Capital Appreciation Class A Shares
Invesco Fundamental Alternatives Class A Shares	Invesco Oppenheimer Fundamental Alternatives Class A Shares
Invesco Global Class A Shares	Invesco Oppenheimer Global Class A Shares
Invesco Main Street Class A Shares	Invesco Oppenheimer Main Street Class A Shares
Invesco Main Street Mid Cap Class A Shares	Invesco Oppenheimer Main Street Mid Cap Class A Shares
TA Aegon Sustainable Equity Income Service Class	TA Barrow Hanley Dividend Focused Service Class
TA International Growth Initial Class	TA Greystone International Growth Initial Class
TA Sustainable Equity Income Class A Shares	TA Dividend Focused Class A Shares

28

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2020

1. Organization (continued)

During the current year the following subaccounts were liquidated and subsequently reinvested:

Reinvested Subaccount	Liquidated Subaccount
Invesco Main Street Mid Cap Class A Shares	Invesco Mid Cap Core Equity Class A Shares
Invesco Discovery Mid Cap Growth Class A Shares	Invesco Mid Cap Growth Class A Shares

29

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2020

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2020.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique.    The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2020.

30

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2020

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2020 were as follows:

Subaccount	Purchases	Sales
AB Discovery Value Class A Shares	$6,166	$9,634
AB International Value Class A Shares	7,674	4,807
AB Large Cap Growth Class A Shares	6,825	4,812
AB Relative Value Class A Shares	26,338	30,396
AB Value Class A Shares	-	-
AllianzGI Dividend Value Class A Shares	8,373	43,155
AllianzGI Small-Cap Value Class A Shares	5,311	28,574
American Funds - EuroPacific Growth Fund® Class F -1 Shares	623	64,287
American Funds - Growth Fund of America® Class F -1 Shares	38,334	65,391
American Funds - Income Fund of America® Class F -1 Shares	6,648	74,709
American Funds - Investment Company of America® Class F -1 Shares	2,369	6,379
American Funds - The Bond Fund of America® Class A Shares	24,839	49,027
American Funds - The Bond Fund of America® Class F -1 Shares	8,900	39,205
American Funds - The Growth Fund of America® Class A Shares	152,209	224,749
American Funds - The Income Fund of America® Class A Shares	37,809	137,121
American Funds - The Investment Company of America® Class A Shares	33,193	107,410
AMG Renaissance Large Cap Growth Class N Shares	1,174	3,272
BlackRock Advantage Global Investor A Shares	691	334
BlackRock Advantage International Investor A Shares	-	-
BlackRock Advantage Large Cap Core Investor A Shares	7,184	41,276
BlackRock Advantage Large Cap Value Investor A Shares	5,822	4,890
BlackRock Advantage U.S. Total Market Investor A Shares	26,048	19,903
BlackRock Basic Value Investor A Shares	328,030	178,063
BlackRock Capital Appreciation Investor A Shares	132,533	600,366
BlackRock Global Allocation Investor A Shares	281,559	248,303
BlackRock High Yield Bond Investor A Shares	75,588	68,854
BlackRock International Investor A Shares	2,215	6,244
BlackRock iShares MSCI EAFE International Index Investor A Shares	87	350
BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	-	-
BlackRock iShares S&P 500 Index Investor A Shares	297,320	781,706
BlackRock Large Cap Focus Growth Investor A Shares	444	21,145
BlackRock Low Duration Bond Investor A Shares	-	-
BlackRock Total Return Investor A Shares	643,906	547,722
BlackRock U.S. Government Bond Investor A Shares	211,838	176,220
BNY Mellon Appreciation Investor Shares	25,089	55,266
Cohen & Steers Real Estate Securities Class A Shares	462	632

31

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2020

3. Investments (continued)

Subaccount	Purchases	Sales
Columbia Large Cap Growth Opportunity Class A Shares	$1,134	$2,299
Columbia Mid Cap Growth Class A Shares	-	-
Columbia Select Small Cap Value Class A Shares	183,437	223,694
Davis New York Venture Class A Shares	106,412	144,741
Delaware Smid Cap Growth Class A Shares	12,706	12,393
Eaton Vance Floating-Rate Class A Shares	324	128
Eaton Vance Large-Cap Value Class A Shares	12,756	7,902
Federated Hermes Equity Income Class A Shares	1,076	1,608
Federated Hermes Kaufmann Class A Shares	16,944	23,849
Fidelity Advisor® Equity Growth Class A Shares	37,419	50,424
Fidelity Advisor® Overseas Class A Shares	-	142
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	42	29
Franklin Templeton Growth Class A Shares	1,438	1,274
Invesco American Franchise Fund Class A Shares	1,656	281
Invesco Capital Appreciation Class A Shares	2,313	7,539
Invesco Charter Class A Shares	328	218
Invesco Comstock Class A Shares	247,603	254,254
Invesco Discovery Mid Cap Growth Class A Shares	151,009	20,129
Invesco Equity and Income Class A Shares	18,999	12,786
Invesco Fundamental Alternatives Class A Shares	543	480
Invesco Global Class A Shares	11,443	10,370
Invesco Main Street Class A Shares	6,573	17,414
Invesco Main Street Mid Cap Class A Shares	59,887	1,504
Invesco Value Opportunities Class A Shares	13	103
Janus Henderson Enterprise Class A Shares	181,555	270,557
Janus Henderson Forty Class A Shares	3,612	9,933
JPMorgan Small Cap Growth Class A Shares	1,627	5,548
Lord Abbett Affiliated Class A Shares	517	906
Lord Abbett Bond-Debenture Class A Shares	29,657	24,213
Lord Abbett Mid Cap Stock Class A Shares	26,085	48,530
MFS® Growth Class A Shares	55,642	217,942
MFS® Mid Cap Growth Class A Shares	10,854	249,526
MFS® Research International Class A Shares	8,185	40,388
PIMCO CommodityRealReturn Strategy Class A Shares	45,546	41,151
PIMCO Low Duration Class A Shares	346,724	343,960
PIMCO Real Return Class A Shares	176,389	231,519

32

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2020

3. Investments (continued)

Subaccount	Purchases	Sales
PIMCO Total Return Class A Shares	$852,138	$689,017
Pioneer Class A Shares	1,320	2,049
Pioneer High Yield Class A Shares	1,300	611
Pioneer Real Estate Shares Class A Shares	2,035	438
Pioneer Select Mid Cap Growth Class A Shares	-	-
Putnam Equity Income Class A Shares	3,116	1,229
Putnam Growth Opportunities Class A Shares	695	321
Putnam International Equity Class A Shares	42,596	102,934
Ready Assets Government Liquidity	498	4,827
TA Aegon Sustainable Equity Income Service Class	25,452	32,164
TA Asset Allocation - Conservative Class A Shares	-	-
TA Asset Allocation - Moderate Class A Shares	-	-
TA Asset Allocation - Moderate Growth Class A Shares	1	88,637
TA BlackRock Government Money Market Initial Class	651,534	288,082
TA Bond Class A Shares	-	-
TA International Growth Initial Class	275,346	893,577
TA JPMorgan Mid Cap Value Service Class	5,719	1,961
TA Morgan Stanley Capital Growth Service Class	-	-
TA Multi-Managed Balanced Class A Shares	-	-
TA Small/Mid Cap Value Class A Shares	225,544	297,954
TA Sustainable Equity Income Class A Shares	553,586	308,032
TA T. Rowe Price Small Cap Service Class	13,858	20,471
TA TS&W International Equity Service Class	1,772	4,169
TA US Growth Class A Shares	150,357	379,202
TA WMC US Growth Service Class	-	-

33

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AB Discovery Value Class A Shares	314	(354)	(40)	74	(133)	(59)
AB International Value Class A Shares	1,444	(643)	801	769	(708)	61
AB Large Cap Growth Class A Shares	-	(36)	(36)	-	(338)	(338)
AB Relative Value Class A Shares	785	(738)	47	8	(899)	(891)
AB Value Class A Shares	-	-	-	-	-	-
AllianzGI Dividend Value Class A Shares	501	(2,733)	(2,232)	121	(2,008)	(1,887)
AllianzGI Small-Cap Value Class A Shares	8	(771)	(763)	-	(280)	(280)
American Funds - EuroPacific Growth Fund® Class F -1 Shares	11	(2,201)	(2,190)	-	(928)	(928)
American Funds - Growth Fund of America® Class F -1 Shares	12	(1,545)	(1,533)	-	(1,992)	(1,992)
American Funds - Income Fund of America® Class F -1 Shares	-	(3,129)	(3,129)	-	(1,500)	(1,500)
American Funds - Investment Company of America® Class F -1 Shares	13	(175)	(162)	-	(1,266)	(1,266)
American Funds - The Bond Fund of America® Class A Shares	-	(2,451)	(2,451)	1	(6,162)	(6,161)
American Funds - The Bond Fund of America® Class F -1 Shares	-	(2,568)	(2,568)	-	(2,307)	(2,307)
American Funds - The Growth Fund of America® Class A Shares	-	(3,640)	(3,640)	-	(11,995)	(11,995)
American Funds - The Income Fund of America® Class A Shares	-	(3,863)	(3,863)	-	(10,889)	(10,889)
American Funds - The Investment Company of America® Class A Shares	-	(2,348)	(2,348)	-	(12,515)	(12,515)
AMG Renaissance Large Cap Growth Class N Shares	58	(228)	(170)	42	(176)	(134)
BlackRock Advantage Global Investor A Shares	-	(4)	(4)	-	(4)	(4)
BlackRock Advantage International Investor A Shares	-	-	-	-	-	-
BlackRock Advantage Large Cap Core Investor A Shares	36	(1,493)	(1,457)	32	(378)	(346)
BlackRock Advantage Large Cap Value Investor A Shares	172	(118)	54	330	(142)	188
BlackRock Advantage U.S. Total Market Investor A Shares	60	(374)	(314)	37	(2,422)	(2,385)
BlackRock Basic Value Investor A Shares	7,180	(6,491)	689	559	(10,778)	(10,219)
BlackRock Capital Appreciation Investor A Shares	340	(14,332)	(13,992)	1,844	(14,196)	(12,352)
BlackRock Global Allocation Investor A Shares	1,166	(7,894)	(6,728)	3,762	(14,557)	(10,795)
BlackRock High Yield Bond Investor A Shares	3,178	(4,151)	(973)	2,086	(8,915)	(6,829)
BlackRock International Investor A Shares	199	(397)	(198)	28	(298)	(270)

34

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)
BlackRock iShares MSCI EAFE International Index Investor A Shares	-	(18)	(18)	-	(18)	(18)
BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	-	-	-	-	-	-
BlackRock iShares S&P 500 Index Investor A Shares	12,995	(33,768)	(20,773)	9	(4,513)	(4,504)
BlackRock Large Cap Focus Growth Investor A Shares	-	(1,724)	(1,724)	6,869	(58)	6,811
BlackRock Low Duration Bond Investor A Shares	-	-	-	-	-	-
BlackRock Total Return Investor A Shares	30,267	(34,054)	(3,787)	16,083	(30,156)	(14,073)
BlackRock U.S. Government Bond Investor A Shares	17,085	(14,329)	2,756	5,924	(4,359)	1,565
BNY Mellon Appreciation Investor Shares	192	(1,818)	(1,626)	2,399	(8,821)	(6,422)
Cohen & Steers Real Estate Securities Class A Shares	-	(19)	(19)	-	(19)	(19)
Columbia Large Cap Growth Opportunity Class A Shares	15	(120)	(105)	4	(2,215)	(2,211)
Columbia Mid Cap Growth Class A Shares	-	-	-	-	-	-
Columbia Select Small Cap Value Class A Shares	4,907	(5,632)	(725)	930	(3,324)	(2,394)
Davis New York Venture Class A Shares	1,152	(3,972)	(2,820)	86	(4,584)	(4,498)
Delaware Smid Cap Growth Class A Shares	3	(255)	(252)	9	(1,570)	(1,561)
Eaton Vance Floating-Rate Class A Shares	17	(8)	9	12	(1,540)	(1,528)
Eaton Vance Large-Cap Value Class A Shares	783	(411)	372	38	(621)	(583)
Federated Hermes Equity Income Class A Shares	56	(74)	(18)	2	(60)	(58)
Federated Hermes Kaufmann Class A Shares	65	(527)	(462)	107	(435)	(328)
Fidelity Advisor® Equity Growth Class A Shares	-	(917)	(917)	14	(2,124)	(2,110)
Fidelity Advisor® Overseas Class A Shares	-	-	-	-	-	-
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	-	(1)	(1)	-	-	-
Franklin Templeton Growth Class A Shares	76	(59)	17	39	(70)	(31)
Invesco American Franchise Fund Class A Shares	-	(2)	(2)	-	(335)	(335)
Invesco Capital Appreciation Class A Shares	17	(244)	(227)	61	(195)	(134)
Invesco Charter Class A Shares	-	(3)	(3)	-	(227)	(227)
Invesco Comstock Class A Shares	10,952	(9,186)	1,766	1,184	(9,948)	(8,764)
Invesco Discovery Mid Cap Growth Class A Shares	13,871	(1,414)	12,457	-	-	-

35

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)
Invesco Equity and Income Class A Shares	404	(344)	60	143	(1,354)	(1,211)

Invesco Fundamental Alternatives Class A Shares	-	(7)	(7)	-	(7)	(7)
Invesco Global Class A Shares	55	(171)	(116)	-	(1,927)	(1,927)

Invesco Main Street Class A Shares	37	(409)	(372)	-	(195)	(195)
Invesco Main Street Mid Cap Class A Shares	2,617	(29)	2,588	1	(1)	-

Invesco Value Opportunities Class A Shares	-	(26)	(26)	3,030	-	3,030
Janus Henderson Enterprise Class A Shares	2,285	(5,630)	(3,345)	233	(9,050)	(8,817)

Janus Henderson Forty Class A Shares	-	(261)	(261)	-	(151)	(151)
JPMorgan Small Cap Growth Class A Shares	32	(141)	(109)	20	(102)	(82)

Lord Abbett Affiliated Class A Shares	-	(25)	(25)	-	(25)	(25)
Lord Abbett Bond-Debenture Class A Shares	202	(719)	(517)	64	(2,035)	(1,971)

Lord Abbett Mid Cap Stock Class A Shares	858	(1,792)	(934)	202	(2,567)	(2,365)
MFS® Growth Class A Shares	494	(5,836)	(5,342)	-	(5,888)	(5,888)

MFS® Mid Cap Growth Class A Shares	58	(4,711)	(4,653)	90	(4,413)	(4,323)
MFS® Research International Class A Shares	154	(1,140)	(986)	77	(790)	(713)

PIMCO CommodityRealReturn Strategy Class A Shares	9,360	(7,169)	2,191	4,572	(8,204)	(3,632)
PIMCO Low Duration Class A Shares	27,271	(27,492)	(221)	19,982	(31,355)	(11,373)

PIMCO Real Return Class A Shares	10,669	(15,594)	(4,925)	8,032	(16,227)	(8,195)
PIMCO Total Return Class A Shares	38,174	(37,501)	673	17,140	(32,075)	(14,935)

Pioneer Class A Shares	6	(62)	(56)	22	(77)	(55)
Pioneer High Yield Class A Shares	51	(29)	22	24	(30)	(6)

Pioneer Real Estate Shares Class A Shares	109	(21)	88	1,207	(2,620)	(1,413)
Pioneer Select Mid Cap Growth Class A Shares	-	-	-	-	-	-

Putnam Equity Income Class A Shares	35	(54)	(19)	-	(566)	(566)
Putnam Growth Opportunities Class A Shares	-	(4)	(4)	-	(4)	(4)

Putnam International Equity Class A Shares	1,079	(3,963)	(2,884)	584	(2,272)	(1,688)
Ready Assets Government Liquidity	-	(161)	(161)	29,248	(29,406)	(158)

36

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)

TA Aegon Sustainable Equity Income Service Class	-	(2,691)	(2,691)	-	(503)	(503)

TA Asset Allocation -Conservative Class A Shares	-	-	-	-	-	-

TA Asset Allocation - Moderate Class A Shares	-	-	-	-	-	-

TA Asset Allocation - Moderate Growth Class A Shares	-	(8,131)	(8,131)	-	(39)	(39)

TA BlackRock Government Money Market Initial Class	65,372	(28,669)	36,703	-	-	-

TA Bond Class A Shares	-	-	-	-	-	-

TA International Growth Initial Class	21,286	(75,033)	(53,747)	3,314	(91,974)	(88,660)

TA JPMorgan Mid Cap Value Service Class	-	(49)	(49)	-	(5,728)	(5,728)

TA Morgan Stanley Capital Growth Service Class	-	-	-	-	-	-

TA Multi-Managed Balanced Class A Shares	-	-	-	-	-	-

TA Small/Mid Cap Value Class A Shares	13,856	(13,144)	712	680	(13,302)	(12,622)

TA Sustainable Equity Income Class A Shares	46,854	(21,791)	25,063	5,114	(34,803)	(29,689)

TA T. Rowe Price Small Cap Service Class	359	(1,383)	(1,024)	275	(1,135)	(860)

TA TS&W International Equity Service Class	57	(341)	(284)	33	(289)	(256)

TA US Growth Class A Shares	483	(12,804)	(12,321)	4,286	(19,986)	(15,700)

TA WMC US Growth Service Class	-	-	-	-	-	-

37

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
AB Discovery Value Class A Shares	$5,615	$(8,272)	$(2,657)	$1,908	$(3,595)	$(1,687)
AB International Value Class A Shares	7,251	(4,025)	3,226	4,651	(4,432)	219
AB Large Cap Growth Class A Shares	-	(2,140)	(2,140)	-	(16,249)	(16,249)
AB Relative Value Class A Shares	21,840	(26,027)	(4,187)	284	(31,137)	(30,853)
AB Value Class A Shares	-	-	-	-	-	-
AllianzGI Dividend Value Class A Shares	5,600	(40,761)	(35,161)	1,591	(31,521)	(29,930)
AllianzGI Small-Cap Value Class A Shares	197	(25,614)	(25,417)	-	(8,913)	(8,913)
American Funds - EuroPacific Growth Fund® Class F -1 Shares	250	(60,530)	(60,280)	-	(20,199)	(20,199)
American Funds - Growth Fund of America® Class F -1 Shares	411	(53,517)	(53,106)	-	(60,326)	(60,326)
American Funds - Income Fund of America® Class F -1 Shares	-	(71,401)	(71,401)	-	(32,228)	(32,228)
American Funds -Investment Company of America® Class F -1 Shares	343	(4,696)	(4,353)	-	(31,283)	(31,283)
American Funds - The Bond Fund of America® Class A Shares	-	(42,466)	(42,466)	13	(100,371)	(100,358)
American Funds - The Bond Fund of America® Class F -1 Shares	-	(36,161)	(36,161)	-	(30,200)	(30,200)
American Funds - The Growth Fund of America® Class A Shares	-	(185,429)	(185,429)	-	(546,041)	(546,041)
American Funds - The Income Fund of America® Class A Shares	-	(122,518)	(122,518)	-	(342,299)	(342,299)
American Funds - The Investment Company of America® Class A Shares	-	(84,440)	(84,440)	-	(443,768)	(443,768)
AMG Renaissance Large Cap Growth Class N Shares	588	(3,100)	(2,512)	419	(2,078)	(1,659)
BlackRock Advantage Global Investor A Shares	-	(100)	(100)	-	(94)	(94)
BlackRock Advantage International Investor A Shares	-	-	-	-	-	-
BlackRock Advantage Large Cap Core Investor A Shares	821	(39,325)	(38,504)	710	(9,558)	(8,848)
BlackRock Advantage Large Cap Value Investor A Shares	3,321	(2,491)	830	7,677	(3,133)	4,544

38

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
	Units Purchased in	and Transferred	Dollar Net Increase	Units Purchased in	and Transferred	Dollar Net Increase
Subaccount	Dollars	to/from in Dollars	(Decrease)	Dollars	to/from in Dollars	(Decrease)
BlackRock Advantage U.S. Total Market Investor A Shares	$1,493	$(13,892)	$(12,399)	$795	$(91,944)	$(91,149)
BlackRock Basic Value Investor A Shares	138,613	(158,075)	(19,462)	12,585	(272,010)	(259,425)
BlackRock Capital Appreciation Investor A Shares	15,372	(571,184)	(555,812)	58,446	(461,404)	(402,958)
BlackRock Global Allocation Investor A Shares	32,870	(205,375)	(172,505)	107,420	(388,278)	(280,858)
BlackRock High Yield Bond Investor A Shares	48,567	(60,976)	(12,409)	31,083	(132,632)	(101,549)
BlackRock International Investor A Shares	2,137	(5,686)	(3,549)	349	(3,913)	(3,564)
BlackRock iShares MSCI EAFE International Index Investor A Shares	-	(284)	(284)	-	(278)	(278)
BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	-	-	-	-	-	-
BlackRock iShares S&P 500 Index Investor A Shares	280,107	(766,981)	(486,874)	164	(87,077)	(86,913)
BlackRock Large Cap Focus Growth Investor A Shares	-	(20,132)	(20,132)	69,273	(603)	68,670
BlackRock Low Duration Bond Investor A Shares	-	-	-	-	-	-
BlackRock Total Return Investor A Shares	475,519	(508,344)	(32,825)	227,219	(427,006)	(199,787)
BlackRock U.S. Government Bond Investor A Shares	193,533	(161,357)	32,176	62,088	(46,391)	15,697
BNY Mellon Appreciation Investor Shares	6,350	(50,401)	(44,051)	60,670	(217,037)	(156,367)
Cohen & Steers Real Estate Securities Class A Shares	-	(513)	(513)	-	(517)	(517)
Columbia Large Cap Growth Opportunity Class A Shares	182	(2,199)	(2,017)	56	(34,392)	(34,336)
Columbia Mid Cap Growth Class A Shares	-	-	-	-	-	-
Columbia Select Small Cap Value Class A Shares	127,421	(213,642)	(86,221)	36,091	(131,692)	(95,601)
Davis New York Venture Class A Shares	31,952	(128,907)	(96,955)	1,940	(147,649)	(145,709)
Delaware Smid Cap Growth Class A Shares	77	(10,705)	(10,628)	254	(48,480)	(48,226)
Eaton Vance Floating-Rate Class A Shares	239	(100)	139	178	(21,105)	(20,927)
Eaton Vance Large-Cap Value Class A Shares	11,181	(6,899)	4,282	593	(10,565)	(9,972)
Federated Hermes Equity Income Class A Shares	546	(973)	(427)	30	(867)	(837)
Federated Hermes Kaufmann Class A Shares	2,857	(20,862)	(18,005)	3,614	(14,751)	(11,137)
Fidelity Advisor® Equity Growth Class A Shares	-	(46,566)	(46,566)	576	(83,106)	(82,530)
Fidelity Advisor® Overseas Class A Shares	-	(5)	(5)	-	(5)	(5)

39

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
	Units Purchased in	and Transferred	Dollar Net Increase	Units Purchased in	and Transferred	Dollar Net Increase
Subaccount	Dollars	to/from in Dollars	(Decrease)	Dollars	to/from in Dollars	(Decrease)
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	$-	$(8)	$(8)	$-	$(10)	$(10)
Franklin Templeton Growth Class A Shares	1,154	(931)	223	680	(1,088)	(408)
Invesco American Franchise Fund Class A Shares	-	(63)	(63)	-	(6,252)	(6,252)
Invesco Capital Appreciation Class A Shares	339	(6,753)	(6,414)	1,184	(4,342)	(3,158)
Invesco Charter Class A Shares	-	(53)	(53)	-	(4,597)	(4,597)
Invesco Comstock Class A Shares	211,163	(232,666)	(21,503)	28,599	(239,702)	(211,103)
Invesco Discovery Mid Cap Growth Class A Shares	144,247	(18,580)	125,667	-	-	-
Invesco Equity and Income Class A Shares	11,741	(9,946)	1,795	4,255	(39,751)	(35,496)
Invesco Fundamental Alternatives Class A Shares	-	(111)	(111)	-	(114)	(114)
Invesco Global Class A Shares	2,319	(8,584)	(6,265)	-	(76,459)	(76,459)
Invesco Main Street Class A Shares	1,068	(15,289)	(14,221)	-	(6,756)	(6,756)
Invesco Main Street Mid Cap Class A Shares	59,629	(759)	58,870	17	(36)	(19)
Invesco Value Opportunities Class A Shares	-	(39)	(39)	5,107	-	5,107
Janus Henderson Enterprise Class A Shares	77,251	(253,435)	(176,184)	9,184	(372,282)	(363,098)
Janus Henderson Forty Class A Shares	-	(9,300)	(9,300)	-	(4,311)	(4,311)
JPMorgan Small Cap Growth Class A Shares	756	(5,392)	(4,636)	542	(2,874)	(2,332)
Lord Abbett Affiliated Class A Shares	-	(540)	(540)	-	(485)	(485)
Lord Abbett Bond-Debenture Class A Shares	5,113	(15,695)	(10,582)	1,393	(53,522)	(52,129)
Lord Abbett Mid Cap Stock Class A Shares	17,478	(39,786)	(22,308)	4,317	(70,969)	(66,652)
MFS® Growth Class A Shares	20,957	(206,329)	(185,372)	-	(171,557)	(171,557)
MFS® Mid Cap Growth Class A Shares	2,089	(236,688)	(234,599)	3,631	(170,550)	(166,919)
MFS® Research International Class A Shares	3,574	(33,090)	(29,516)	2,053	(20,824)	(18,771)
PIMCO CommodityRealReturn Strategy Class A Shares	41,948	(37,391)	4,557	26,204	(47,428)	(21,224)
PIMCO Low Duration Class A Shares	327,530	(325,647)	1,883	234,129	(368,233)	(134,104)
PIMCO Real Return Class A Shares	157,508	(218,948)	(61,440)	107,712	(219,002)	(111,290)
PIMCO Total Return Class A Shares	669,667	(645,369)	24,298	273,587	(520,785)	(247,198)
Pioneer Class A Shares	166	(1,784)	(1,618)	515	(2,002)	(1,487)

40

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
		Units Redeemed			Units Redeemed
	Units Purchased in	and Transferred	Dollar Net Increase	Units Purchased in	and Transferred	Dollar Net Increase
Subaccount	Dollars	to/from in Dollars	(Decrease)	Dollars	to/from in Dollars	(Decrease)
Pioneer High Yield Class A Shares	$953	$(520)	$433	$445	$(562)	$(117)
Pioneer Real Estate Shares Class A Shares	1,844	(354)	1,490	23,001	(48,571)	(25,570)
Pioneer Select Mid Cap Growth Class A Shares	-	-	-	-	-	-
Putnam Equity Income Class A Shares	335	(672)	(337)	-	(6,809)	(6,809)
Putnam Growth Opportunities Class A Shares	-	(85)	(85)	-	(68)	(68)
Putnam International Equity Class A Shares	20,000	(92,432)	(72,432)	12,394	(48,649)	(36,255)
Ready Assets Government Liquidity	-	(1,547)	(1,547)	286,509	(288,035)	(1,526)
TA Aegon Sustainable Equity Income Service Class	-	(29,904)	(29,904)	-	(5,324)	(5,324)
TA Asset Allocation - Conservative Class A Shares	-	-	-	-	-	-
TA Asset Allocation - Moderate Class A Shares	-	-	-	-	-	-
TA Asset Allocation - Moderate Growth Class A Shares	-	(88,181)	(88,181)	-	(437)	(437)
TA BlackRock Government Money Market Initial Class	650,797	(285,563)	365,234	-	-	-
TA Bond Class A Shares	-	-	-	-	-	-
TA International Growth Initial Class	177,630	(831,331)	(653,701)	32,745	(920,693)	(887,948)
TA JPMorgan Mid Cap Value Service Class	-	(459)	(459)	-	(60,441)	(60,441)
TA Morgan Stanley Capital Growth Service Class	-	-	-	-	-	-
TA Multi-Managed Balanced Class A Shares	-	-	-	-	-	-
TA Small/Mid Cap Value Class A Shares	218,830	(280,316)	(61,486)	15,103	(290,386)	(275,283)
TA Sustainable Equity Income Class A Shares	501,938	(272,605)	229,333	70,332	(479,012)	(408,680)
TA T. Rowe Price Small Cap Service Class	3,658	(18,386)	(14,728)	2,954	(12,982)	(10,028)
TA TS&W International Equity Service Class	502	(3,495)	(2,993)	308	(2,673)	(2,365)
TA US Growth Class A Shares	16,405	(358,106)	(341,701)	96,769	(463,754)	(366,985)
TA WMC US Growth Service Class	-	-	-	-	-	-

41

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2020

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

AB Discovery Value Class A Shares
12/31/2020	3,645	$29.84	to	$27.97	$103,309	0.64%	1.25%	to	1.65%	1.83%	to	1.42%
12/31/2019	3,685	29.30	to	27.57	102,759	0.78	1.25	to	1.65	18.25	to	17.78
12/31/2018	3,744	24.78	to	23.41	88,584	0.26	1.25	to	1.65	(16.28)	to	(16.62)
12/31/2017	3,931	29.60	to	28.08	111,405	0.18	1.25	to	1.65	11.31	to	10.87
12/31/2016	1,233	26.59	to	25.32	31,992	0.19	1.25	to	1.65	22.84	to	22.35

AB International Value Class A Shares
12/31/2020	9,816	6.87	to	6.50	65,032	0.84	1.25	to	1.65	0.75	to	0.35
12/31/2019	9,015	6.82	to	6.48	59,395	1.16	1.25	to	1.65	15.03	to	14.57
12/31/2018	8,954	5.93	to	5.66	51,416	0.21	1.25	to	1.65	(24.13)	to	(24.44)
12/31/2017	8,741	7.82	to	7.49	66,325	1.98	1.25	to	1.65	23.28	to	22.79
12/31/2016	8,576	6.34	to	6.10	52,921	0.17	1.25	to	1.65	(2.20)	to	(2.59)

AB Large Cap Growth Class A Shares
12/31/2020	3,452	70.64	to	70.64	243,825	-	1.30	to	1.30	32.30	to	32.30
12/31/2019	3,488	53.39	to	53.39	186,220	-	1.30	to	1.30	32.04	to	32.04
12/31/2018	3,826	40.44	to	40.44	154,720	-	1.30	to	1.30	0.61	to	0.61
12/31/2017	5,445	40.19	to	40.19	218,878	-	1.30	to	1.30	29.66	to	29.66
12/31/2016	7,883	31.00	to	31.00	244,363	-	1.30	to	1.30	1.47	to	1.47

AB Relative Value Class A Shares
12/31/2020	9,940	37.75	to	37.75	375,222	1.34	1.30	to	1.30	1.48	to	1.48
12/31/2019	9,893	37.20	to	37.20	367,963	1.23	1.30	to	1.30	21.50	to	21.50
12/31/2018	10,784	30.61	to	30.61	330,163	1.05	1.30	to	1.30	(7.01)	to	(7.01)
12/31/2017	11,586	32.92	to	32.92	381,447	0.80	1.30	to	1.30	17.20	to	17.20
12/31/2016	12,944	28.09	to	28.09	363,636	2.10	1.30	to	1.30	9.72	to	9.72

AB Value Class A Shares
12/31/2020	-	16.71	to	15.66	-	1.74	1.25	to	1.65	(0.35)	to	(0.74)
12/31/2019	-	16.77	to	15.77	-	1.65	1.25	to	1.65	18.39	to	17.92
12/31/2018	-	14.16	to	13.38	-	0.81	1.25	to	1.65	(16.15)	to	(16.49)
12/31/2017	-	16.89	to	16.02	-	0.85	1.25	to	1.65	11.99	to	11.54
12/31/2016	-	15.08	to	14.36	-	-	1.25	to	1.65	9.59	to	9.15

AllianzGI Dividend Value Class A Shares
12/31/2020	9,255	15.77	to	14.92	140,086	1.77	1.25	to	1.65	(3.71)	to	(4.09)
12/31/2019	11,487	16.37	to	15.56	181,546	1.74	1.25	to	1.65	23.11	to	22.62
12/31/2018	13,374	13.30	to	12.69	172,834	1.78	1.25	to	1.65	(11.24)	to	(11.60)
12/31/2017	15,651	14.99	to	14.35	228,605	1.95	1.25	to	1.65	14.26	to	13.81
12/31/2016	16,380	13.11	to	12.61	209,910	2.35	1.25	to	1.65	14.44	to	13.98

AllianzGI Small-Cap Value Class A Shares
12/31/2020	7,260	25.75	to	24.13	244,241	1.93	1.25	to	1.65	(5.79)	to	(6.17)
12/31/2019	8,023	27.33	to	25.72	289,199	0.44	1.25	to	1.65	22.74	to	22.25
12/31/2018	8,303	22.27	to	21.03	243,636	3.01	1.25	to	1.65	(20.32)	to	(20.64)
12/31/2017	8,651	27.94	to	26.50	318,055	0.46	1.25	to	1.65	8.32	to	7.89
12/31/2016	12,404	25.80	to	24.57	436,508	1.45	1.25	to	1.65	21.38	to	20.89

American Funds - EuroPacific Growth Fund® Class F -1 Shares
12/31/2020	8,715	31.03	to	29.08	257,372	0.16	1.25	to	1.65	23.22	to	22.73
12/31/2019	10,905	25.19	to	23.70	262,802	1.05	1.25	to	1.65	25.37	to	24.87
12/31/2018	11,833	20.09	to	18.98	228,485	1.02	1.25	to	1.65	(16.30)	to	(16.63)
12/31/2017	13,928	24.00	to	22.76	322,571	0.82	1.25	to	1.65	29.06	to	28.55
12/31/2016	16,902	18.60	to	17.71	304,654	1.15	1.25	to	1.65	(0.60)	to	(0.99)

42

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

American Funds - Growth Fund of America® Class F -1 Shares
12/31/2020	20,375	$47.85	to	$44.85	$924,961	0.23%	1.25%	to	1.65%	36.05%	to	35.51%
12/31/2019	21,908	35.17	to	33.10	733,821	0.68	1.25	to	1.65	26.47	to	25.97
12/31/2018	23,900	27.81	to	26.27	636,413	0.46	1.25	to	1.65	(4.18)	to	(4.56)
12/31/2017	29,013	29.02	to	27.53	809,200	0.39	1.25	to	1.65	24.51	to	24.01
12/31/2016	33,578	23.31	to	22.20	755,261	0.45	1.25	to	1.65	7.04	to	6.61

American Funds - Income Fund of America® Class F -1 Shares
12/31/2020	7,490	24.66	to	23.11	174,695	3.14	1.25	to	1.65	3.57	to	3.16
12/31/2019	10,619	23.81	to	22.41	241,500	3.17	1.25	to	1.65	17.36	to	16.89
12/31/2018	12,119	20.29	to	19.17	236,499	2.90	1.25	to	1.65	(6.35)	to	(6.73)
12/31/2017	13,359	21.67	to	20.55	279,317	2.78	1.25	to	1.65	11.85	to	11.40
12/31/2016	14,233	19.37	to	18.45	266,893	2.87	1.25	to	1.65	9.14	to	8.70

American Funds - Investment Company of America® Class F -1 Shares
12/31/2020	4,112	31.93	to	29.92	125,732	1.53	1.25	to	1.65	13.01	to	12.56
12/31/2019	4,274	28.25	to	26.58	115,984	1.84	1.25	to	1.65	22.88	to	22.39
12/31/2018	5,540	22.99	to	21.72	123,620	1.63	1.25	to	1.65	(7.76)	to	(8.13)
12/31/2017	9,416	24.92	to	23.64	227,265	1.62	1.25	to	1.65	18.12	to	17.65
12/31/2016	9,726	21.10	to	20.09	199,267	1.74	1.25	to	1.65	13.07	to	12.62

American Funds - The Bond Fund of America® Class A Shares
12/31/2020	28,081	17.87	to	17.87	501,927	1.87	1.30	to	1.30	9.28	to	9.28
12/31/2019	30,532	16.36	to	16.36	499,374	2.33	1.30	to	1.30	6.62	to	6.62
12/31/2018	36,693	15.34	to	15.34	562,868	2.39	1.30	to	1.30	(1.42)	to	(1.42)
12/31/2017	38,210	15.56	to	15.56	594,605	1.84	1.30	to	1.30	1.89	to	1.89
12/31/2016	40,855	15.27	to	15.27	624,002	1.67	1.30	to	1.30	1.42	to	1.42

American Funds - The Bond Fund of America® Class F -1 Shares
12/31/2020	12,297	14.89	to	13.95	173,524	1.83	1.25	to	1.65	9.31	to	8.87
12/31/2019	14,865	13.62	to	12.81	193,037	2.29	1.25	to	1.65	6.63	to	6.21
12/31/2018	17,172	12.77	to	12.07	210,734	2.34	1.25	to	1.65	(1.42)	to	(1.82)
12/31/2017	18,078	12.96	to	12.29	225,699	1.79	1.25	to	1.65	1.89	to	1.48
12/31/2016	20,636	12.72	to	12.11	253,418	1.66	1.25	to	1.65	1.44	to	1.03

American Funds - The Growth Fund of America® Class A Shares
12/31/2020	55,211	66.76	to	66.76	3,685,987	0.29	1.30	to	1.30	36.03	to	36.03
12/31/2019	58,851	49.08	to	49.08	2,888,326	0.67	1.30	to	1.30	26.47	to	26.47
12/31/2018	70,846	38.81	to	38.81	2,749,311	0.54	1.30	to	1.30	(4.15)	to	(4.15)
12/31/2017	85,137	40.48	to	40.48	3,446,759	0.47	1.30	to	1.30	24.52	to	24.52
12/31/2016	101,960	32.51	to	32.51	3,315,131	0.54	1.30	to	1.30	7.06	to	7.06

American Funds - The Income Fund of America® Class A Shares
12/31/2020	33,344	34.26	to	34.26	1,142,313	3.37	1.30	to	1.30	3.61	to	3.61
12/31/2019	37,207	33.07	to	33.07	1,230,295	3.19	1.30	to	1.30	17.39	to	17.39
12/31/2018	48,096	28.17	to	28.17	1,354,737	2.99	1.30	to	1.30	(6.35)	to	(6.35)
12/31/2017	52,232	30.08	to	30.08	1,570,921	2.87	1.30	to	1.30	11.92	to	11.92
12/31/2016	61,222	26.87	to	26.87	1,645,262	3.13	1.30	to	1.30	9.15	to	9.15

American Funds - The Investment Company of America® Class A Shares
12/31/2020	46,109	43.12	to	43.12	1,988,301	1.59	1.30	to	1.30	13.01	to	13.01
12/31/2019	48,457	38.16	to	38.16	1,848,916	1.92	1.30	to	1.30	22.93	to	22.93
12/31/2018	60,972	31.04	to	31.04	1,892,419	1.77	1.30	to	1.30	(7.73)	to	(7.73)
12/31/2017	71,260	33.64	to	33.64	2,396,962	1.70	1.30	to	1.30	18.19	to	18.19
12/31/2016	77,982	28.46	to	28.46	2,219,414	1.88	1.30	to	1.30	13.12	to	13.12

AMG Renaissance Large Cap Growth Class N Shares
12/31/2020	782	16.11	to	15.89	12,507	0.11	1.25	to	1.65	22.01	to	21.52
12/31/2019	952	13.21	to	13.08	12,511	0.59	1.25	to	1.65	33.48	to	32.95
12/31/2018	1,086	9.89	to	9.84	10,718	0.46	1.25	to	1.65	(8.39)	to	(8.76)
12/31/2017(1)	1,246	10.80	to	10.78	13,443	0.48	1.25	to	1.65	-	to	-

43

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

BlackRock Advantage Global Investor A Shares
12/31/2020	605	$32.43	to	$30.40	$18,997	1.38%	1.25%	to	1.65%	14.11%	to	13.65%
12/31/2019	609	28.42	to	26.74	16,786	1.84	1.25	to	1.65	23.98	to	23.48
12/31/2018	613	22.93	to	21.66	13,650	0.79	1.25	to	1.65	(12.82)	to	(13.17)
12/31/2017	1,760	26.30	to	24.95	45,087	0.90	1.25	to	1.65	21.97	to	21.49
12/31/2016	2,530	21.56	to	20.53	53,617	0.42	1.25	to	1.65	6.27	to	5.85

BlackRock Advantage International Investor A Shares
12/31/2020	-	18.20	to	17.53	-	-	1.25	to	1.65	5.73	to	5.30
12/31/2019	-	17.21	to	16.65	-	-	1.25	to	1.65	19.86	to	19.38
12/31/2018	-	14.36	to	13.95	-	-	1.25	to	1.65	(16.33)	to	(16.67)
12/31/2017	94	17.16	to	16.73	1,576	0.43	1.25	to	1.65	22.24	to	21.75
12/31/2016	237	14.04	to	13.74	3,258	0.54	1.25	to	1.65	1.70	to	1.29

BlackRock Advantage Large Cap Core Investor A Shares
12/31/2020	4,268	33.92	to	31.79	140,020	0.90	1.25	to	1.65	18.06	to	17.59
12/31/2019	5,725	28.73	to	27.04	159,452	1.51	1.25	to	1.65	27.22	to	26.71
12/31/2018	6,071	22.59	to	21.34	133,211	0.98	1.25	to	1.65	(6.77)	to	(7.15)
12/31/2017	6,496	24.23	to	22.98	153,200	0.78	1.25	to	1.65	20.22	to	19.75
12/31/2016	7,854	20.15	to	19.19	153,985	0.73	1.25	to	1.65	8.66	to	8.23

BlackRock Advantage Large Cap Value Investor A Shares
12/31/2020	7,153	25.54	to	23.94	171,942	1.69	1.25	to	1.65	2.33	to	1.92
12/31/2019	7,099	24.96	to	23.49	167,426	1.96	1.25	to	1.65	22.84	to	22.35
12/31/2018	6,911	20.32	to	19.20	133,044	1.55	1.25	to	1.65	(9.11)	to	(9.48)
12/31/2017	9,408	22.36	to	21.21	201,272	1.35	1.25	to	1.65	15.81	to	15.35
12/31/2016	8,583	19.31	to	18.39	159,130	1.03	1.25	to	1.65	12.08	to	11.63

BlackRock Advantage U.S. Total Market Investor A Shares
12/31/2020	11,237	31.00	to	29.05	536,359	0.70	1.25	to	1.65	18.01	to	17.53
12/31/2019	11,551	26.27	to	24.72	466,825	1.43	1.25	to	1.65	26.98	to	26.47
12/31/2018	13,936	20.69	to	19.55	445,635	1.40	1.25	to	1.65	(7.82)	to	(8.19)
12/31/2017	15,964	22.45	to	21.29	555,005	0.05	1.25	to	1.65	7.40	to	6.97
12/31/2016	18,041	20.90	to	19.90	584,930	-	1.25	to	1.65	21.88	to	21.40

BlackRock Basic Value Investor A Shares
12/31/2020	57,292	24.88	to	23.31	1,624,934	2.02	1.25	to	1.65	1.70	to	1.29
12/31/2019	56,603	24.46	to	23.02	1,583,170	2.23	1.25	to	1.65	22.32	to	21.84
12/31/2018	66,822	20.00	to	18.89	1,524,728	1.61	1.25	to	1.65	(9.08)	to	(9.45)
12/31/2017	74,867	21.99	to	20.86	1,882,427	1.43	1.25	to	1.65	6.91	to	6.48
12/31/2016	83,842	20.57	to	19.59	1,967,787	1.34	1.25	to	1.65	16.81	to	16.35

BlackRock Capital Appreciation Investor A Shares
12/31/2020	43,931	47.35	to	44.37	2,207,047	-	1.25	to	1.65	38.35	to	37.80
12/31/2019	57,923	34.22	to	32.20	2,094,614	-	1.25	to	1.65	30.21	to	29.69
12/31/2018	70,275	26.28	to	24.83	1,942,826	-	1.25	to	1.65	0.46	to	0.06
12/31/2017	89,155	26.16	to	24.81	2,461,918	-	1.25	to	1.65	30.95	to	30.43
12/31/2016	105,713	19.98	to	19.02	2,226,359	-	1.25	to	1.65	(1.60)	to	(1.99)

BlackRock Global Allocation Investor A Shares
12/31/2020	110,554	26.61	to	24.94	3,591,003	0.48	1.25	to	1.65	19.29	to	18.81
12/31/2019	117,282	22.31	to	20.99	3,189,168	1.14	1.25	to	1.65	15.76	to	15.29
12/31/2018	128,077	19.27	to	18.21	3,016,419	0.55	1.25	to	1.65	(8.78)	to	(9.15)
12/31/2017	150,151	21.13	to	20.04	3,803,819	0.93	1.25	to	1.65	11.92	to	11.47
12/31/2016	167,745	18.88	to	17.98	3,818,547	0.91	1.25	to	1.65	2.46	to	2.05

BlackRock High Yield Bond Investor A Shares
12/31/2020	36,184	16.42	to	15.82	580,356	5.08	1.25	to	1.65	4.18	to	3.76
12/31/2019	37,157	15.76	to	15.24	573,501	5.39	1.25	to	1.65	13.67	to	13.22
12/31/2018	43,986	13.86	to	13.46	598,661	5.43	1.25	to	1.65	(4.53)	to	(4.91)
12/31/2017	50,449	14.52	to	14.16	721,087	5.34	1.25	to	1.65	6.66	to	6.24
12/31/2016	58,147	13.61	to	13.33	780,850	5.46	1.25	to	1.65	12.01	to	11.56

44

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

BlackRock International Investor A Shares
12/31/2020	2,492	$17.23	to	$16.60	$41,853	0.21%	1.25%	to	1.65%	19.96%	to	19.48%
12/31/2019	2,690	14.37	to	13.89	37,763	1.02	1.25	to	1.65	29.82	to	29.30
12/31/2018	2,960	11.07	to	10.74	32,114	1.23	1.25	to	1.65	(22.62)	to	(22.93)
12/31/2017	3,867	14.30	to	13.94	54,206	1.17	1.25	to	1.65	29.69	to	29.18
12/31/2016	2,804	11.03	to	10.79	30,421	1.30	1.25	to	1.65	(0.91)	to	(1.31)

BlackRock iShares MSCI EAFE International Index Investor A Shares
12/31/2020	276	19.03	to	17.84	5,088	1.92	1.25	to	1.65	6.34	to	5.91
12/31/2019	294	17.90	to	16.84	5,110	3.11	1.25	to	1.65	20.02	to	19.54
12/31/2018	312	14.91	to	14.09	4,516	3.57	1.25	to	1.65	(14.65)	to	(14.99)
12/31/2017	314	17.47	to	16.57	5,344	2.34	1.25	to	1.65	23.30	to	22.81
12/31/2016	317	14.17	to	13.50	4,378	0.27	1.25	to	1.65	(0.47)	to	(0.86)

BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares
12/31/2020	-	32.68	to	30.63	-	-	1.25	to	1.65	18.18	to	17.71
12/31/2019	-	27.66	to	26.02	-	-	1.25	to	1.65	23.65	to	23.15
12/31/2018	-	22.37	to	21.13	-	-	1.25	to	1.65	(12.30)	to	(12.65)
12/31/2017	-	25.51	to	24.19	-	-	1.25	to	1.65	12.93	to	12.48
12/31/2016	-	22.59	to	21.51	-	-	1.25	to	1.65	19.54	to	19.06

BlackRock iShares S&P 500 Index Investor A Shares
12/31/2020	41,463	24.95	to	24.19	1,026,807	1.44	1.25	to	1.65	16.58	to	16.12
12/31/2019	62,236	21.40	to	20.83	1,324,733	1.85	1.25	to	1.65	29.39	to	28.87
12/31/2018	66,740	16.54	to	16.17	1,098,881	1.52	1.25	to	1.65	(5.87)	to	(6.25)
12/31/2017	70,970	17.57	to	17.25	1,242,396	1.56	1.25	to	1.65	19.88	to	19.40
12/31/2016	71,048	14.66	to	14.44	1,038,095	1.79	1.25	to	1.65	10.18	to	9.74

BlackRock Large Cap Focus Growth Investor A Shares
12/31/2020	5,087	15.01	to	14.95	76,202	-	1.25	to	1.65	44.62	to	44.05
12/31/2019(1)	6,811	10.38	to	10.38	70,696	-	1.25	to	1.65	-	to	-

BlackRock Low Duration Bond Investor A Shares
12/31/2020	-	10.74	to	10.34	-	-	1.25	to	1.65	1.92	to	1.52
12/31/2019	-	10.54	to	10.19	-	-	1.25	to	1.65	3.17	to	2.76
12/31/2018	-	10.21	to	9.91	-	-	1.25	to	1.65	(0.41)	to	(0.81)
12/31/2017	-	10.26	to	9.99	-	1.92	1.25	to	1.65	0.46	to	0.06
12/31/2016	1,431	10.21	to	9.99	14,291	1.44	1.25	to	1.65	0.40	to	(0.00)

BlackRock Total Return Investor A Shares
12/31/2020	196,888	15.82	to	14.83	3,167,812	2.07	1.25	to	1.65	7.23	to	6.80
12/31/2019	200,675	14.75	to	13.88	3,010,880	2.91	1.25	to	1.65	8.18	to	7.75
12/31/2018	214,748	13.64	to	12.88	2,972,580	2.97	1.25	to	1.65	(2.45)	to	(2.84)
12/31/2017	247,648	13.98	to	13.26	3,518,247	2.81	1.25	to	1.65	2.53	to	2.12
12/31/2016	262,692	13.63	to	12.98	3,647,194	2.46	1.25	to	1.65	1.91	to	1.51

BlackRock U.S. Government Bond Investor A Shares
12/31/2020	109,902	11.36	to	10.93	1,242,123	1.54	1.25	to	1.65	5.08	to	4.66
12/31/2019	107,146	10.81	to	10.45	1,153,012	2.31	1.25	to	1.65	5.13	to	4.71
12/31/2018	105,581	10.28	to	9.98	1,081,290	2.21	1.25	to	1.65	(0.87)	to	(1.27)
12/31/2017	120,688	10.37	to	10.11	1,247,542	2.04	1.25	to	1.65	0.43	to	0.03
12/31/2016	126,982	10.33	to	10.10	1,307,697	1.69	1.25	to	1.65	(0.04)	to	(0.44)

BNY Mellon Appreciation Investor Shares
12/31/2020	10,877	34.50	to	32.34	360,172	0.68	1.25	to	1.65	22.47	to	21.98
12/31/2019	12,503	28.17	to	26.51	338,995	1.02	1.25	to	1.65	33.46	to	32.93
12/31/2018	18,925	21.11	to	19.94	386,031	1.05	1.25	to	1.65	(7.55)	to	(7.92)
12/31/2017	36,957	22.83	to	21.66	810,526	1.17	1.25	to	1.65	25.07	to	24.58
12/31/2016	44,921	18.26	to	17.39	790,661	1.47	1.25	to	1.65	5.91	to	5.48

45

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Cohen & Steers Real Estate Securities Class A Shares
12/31/2020	298	$29.56	to	$27.70	$8,516	3.17%	1.25%	to	1.65%	(3.22	) %	to	(3.61	) %
12/31/2019	317	30.54	to	28.74	9,399	2.52	1.25	to	1.65	29.54		to	29.03
12/31/2018	336	23.58	to	22.27	7,695	3.34	1.25	to	1.65	(5.75)		to	(6.13)
12/31/2017	338	25.02	to	23.73	8,246	2.43	1.25	to	1.65	6.45		to	6.02
12/31/2016	341	23.50	to	22.38	7,825	2.66	1.25	to	1.65	6.42		to	6.00

Columbia Large Cap Growth Opportunity Class A Shares
12/31/2020	326	22.32	to	21.95	7,216	-	1.25	to	1.65	38.75		to	38.19
12/31/2019	431	16.09	to	15.88	6,894	-	1.25	to	1.65	34.25		to	33.71
12/31/2018	2,642	11.98	to	11.88	31,633	-	1.25	to	1.65	(5.57)		to	(5.95)
12/31/2017	2,682	12.69	to	12.63	34,016	-	1.25	to	1.65	26.00		to	25.50
12/31/2016(1)	2,822	10.07	to	10.06	28,422	-	1.25	to	1.65	-		to	-

Columbia Mid Cap Growth Class A Shares
12/31/2020	-	27.09	to	26.05	-	-	1.25	to	1.65	33.22		to	32.68
12/31/2019	-	20.33	to	19.64	-	-	1.25	to	1.65	33.12		to	32.59
12/31/2018	-	15.27	to	14.81	-	-	1.25	to	1.65	(6.60)		to	(6.97)
12/31/2017	-	16.35	to	15.92	-	-	1.25	to	1.65	21.10		to	20.62
12/31/2016	-	13.50	to	13.20	-	-	1.25	to	1.65	0.61		to	0.21

Columbia Select Small Cap Value Class A Shares
12/31/2020	19,022	44.03	to	44.03	837,639	0.02	1.30	to	1.30	8.16		to	8.16
12/31/2019	19,747	40.71	to	40.71	803,975	0.10	1.30	to	1.30	17.23		to	17.23
12/31/2018	22,141	34.73	to	34.73	768,972	0.07	1.30	to	1.30	(14.68)		to	(14.68)
12/31/2017	22,383	40.71	to	40.71	911,157	-	1.30	to	1.30	11.14		to	11.14
12/31/2016	26,167	36.62	to	36.62	958,369	-	1.30	to	1.30	11.29		to	11.29

Davis New York Venture Class A Shares
12/31/2020	36,412	29.09	to	27.26	1,330,790	0.57	1.25	to	1.65	10.03		to	9.59
12/31/2019	39,232	26.44	to	24.88	1,306,367	1.52	1.25	to	1.65	29.28		to	28.77
12/31/2018	43,730	20.45	to	19.32	1,134,779	0.50	1.25	to	1.65	(14.10)		to	(14.44)
12/31/2017	47,983	23.81	to	22.58	1,451,628	0.26	1.25	to	1.65	20.64		to	20.16
12/31/2016	58,582	19.73	to	18.79	1,488,704	0.77	1.25	to	1.65	10.86		to	10.42

Delaware Smid Cap Growth Class A Shares
12/31/2020	2,694	62.71	to	60.20	165,918	-	1.25	to	1.65	91.51		to	90.75
12/31/2019	2,946	32.74	to	31.56	94,869	-	1.25	to	1.65	33.64		to	33.11
12/31/2018	4,507	24.50	to	23.71	109,115	-	1.25	to	1.65	(1.12)		to	(1.52)
12/31/2017	5,401	24.78	to	24.07	132,340	-	1.25	to	1.65	33.46		to	32.93
12/31/2016	7,054	18.57	to	18.11	129,880	-	1.25	to	1.65	(5.51)		to	(5.89)

Eaton Vance Floating-Rate Class A Shares
12/31/2020	172	14.90	to	13.96	2,563	3.56	1.25	to	1.65	0.89		to	0.49
12/31/2019	163	14.77	to	13.89	2,403	4.64	1.25	to	1.65	5.51		to	5.09
12/31/2018	1,691	14.00	to	13.22	22,473	4.04	1.25	to	1.65	(0.72)		to	(1.12)
12/31/2017	1,722	14.10	to	13.37	23,141	3.57	1.25	to	1.65	2.79		to	2.38
12/31/2016	1,563	13.71	to	13.06	20,417	4.04	1.25	to	1.65	9.56		to	9.12

Eaton Vance Large-Cap Value Class A Shares
12/31/2020	4,385	18.95	to	17.93	80,842	1.39	1.25	to	1.65	1.01		to	0.61
12/31/2019	4,013	18.76	to	17.83	73,400	1.28	1.25	to	1.65	28.18		to	27.67
12/31/2018	4,596	14.64	to	13.96	65,713	1.22	1.25	to	1.65	(7.99)		to	(8.36)
12/31/2017	4,642	15.91	to	15.24	72,270	1.24	1.25	to	1.65	13.38		to	12.93
12/31/2016	6,954	14.03	to	13.49	95,084	1.43	1.25	to	1.65	8.21		to	7.78

Federated Hermes Equity Income Class A Shares
12/31/2020	2,842	16.17	to	15.68	44,633	1.35	1.25	to	1.65	5.09		to	4.67
12/31/2019	2,860	15.39	to	14.98	42,895	2.14	1.25	to	1.65	19.76		to	19.28
12/31/2018	2,918	12.85	to	12.56	36,687	1.74	1.25	to	1.65	(12.79)		to	(13.14)
12/31/2017	2,938	14.73	to	14.46	42,527	2.07	1.25	to	1.65	14.62		to	14.16
12/31/2016	2,992	12.85	to	12.67	37,929	2.33	1.25	to	1.65	8.14		to	7.71

46

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Federated Hermes Kaufmann Class A Shares
12/31/2020	4,658	$49.13	to	$46.04	$216,989	-%	1.25%	to	1.65%	26.98%	to	26.48%
12/31/2019	5,120	38.69	to	36.40	188,554	-	1.25	to	1.65	31.29	to	30.77
12/31/2018	5,448	29.47	to	27.84	153,385	-	1.25	to	1.65	2.34	to	1.93
12/31/2017	6,253	28.79	to	27.31	172,653	-	1.25	to	1.65	26.16	to	25.65
12/31/2016	7,021	22.82	to	21.73	154,087	-	1.25	to	1.65	1.80	to	1.39

Fidelity Advisor® Equity Growth Class A Shares
12/31/2020	5,369	49.74	to	46.61	337,296	-	1.25	to	1.65	41.64	to	41.08
12/31/2019	6,286	35.12	to	33.04	278,925	-	1.25	to	1.65	32.02	to	31.50
12/31/2018	8,396	26.60	to	25.13	282,324	-	1.25	to	1.65	(1.69)	to	(2.09)
12/31/2017	11,013	27.06	to	25.66	376,903	-	1.25	to	1.65	33.18	to	32.65
12/31/2016	24,029	20.32	to	19.35	617,803	-	1.25	to	1.65	(0.95)	to	(1.34)

Fidelity Advisor® Overseas Class A Shares
12/31/2020	384	32.24	to	32.24	12,378	-	1.30	to	1.30	13.23	to	13.23
12/31/2019	384	28.47	to	28.47	10,936	1.49	1.30	to	1.30	25.73	to	25.73
12/31/2018	384	22.64	to	22.64	8,701	0.85	1.30	to	1.30	(16.17)	to	(16.17)
12/31/2017	384	27.01	to	27.01	10,384	0.93	1.30	to	1.30	27.98	to	27.98
12/31/2016	385	21.11	to	21.11	8,117	0.94	1.30	to	1.30	(6.79)	to	(6.79)

Fidelity Advisor® Stock Selector Mid Cap Class A Shares
12/31/2020	41	46.20	to	46.20	1,907	1.06	1.30	to	1.30	11.34	to	11.34
12/31/2019	42	41.50	to	41.50	1,722	0.61	1.30	to	1.30	27.61	to	27.61
12/31/2018	42	32.52	to	32.52	1,358	0.63	1.30	to	1.30	(9.91)	to	(9.91)
12/31/2017	42	36.10	to	36.10	1,516	0.19	1.30	to	1.30	18.35	to	18.35
12/31/2016	1,048	30.50	to	30.50	31,968	0.52	1.30	to	1.30	8.98	to	8.98

Franklin Templeton Growth Class A Shares
12/31/2020	1,394	17.77	to	16.65	29,329	1.12	1.25	to	1.65	4.43	to	4.01
12/31/2019	1,377	17.02	to	16.01	27,743	2.07	1.25	to	1.65	13.40	to	12.95
12/31/2018	1,408	15.01	to	14.18	24,873	1.28	1.25	to	1.65	(15.61)	to	(15.95)
12/31/2017	2,875	17.78	to	16.87	66,762	1.41	1.25	to	1.65	16.34	to	15.88
12/31/2016	4,652	15.28	to	14.55	89,969	1.61	1.25	to	1.65	7.71	to	7.28

Invesco American Franchise Fund Class A Shares
12/31/2020	719	28.57	to	28.57	20,529	-	1.30	to	1.30	40.34	to	40.34
12/31/2019	721	20.36	to	20.36	14,686	-	1.30	to	1.30	34.75	to	34.75
12/31/2018	1,056	15.11	to	15.11	15,957	-	1.30	to	1.30	(5.03)	to	(5.03)
12/31/2017	1,099	15.91	to	15.91	17,478	-	1.30	to	1.30	25.47	to	25.47
12/31/2016	1,134	12.68	to	12.68	14,382	-	1.30	to	1.30	0.70	to	0.70

Invesco Capital Appreciation Class A Shares
12/31/2020	1,848	35.56	to	33.32	63,609	-	1.25	to	1.65	34.59	to	34.06
12/31/2019	2,075	26.42	to	24.86	53,167	-	1.25	to	1.65	34.37	to	33.84
12/31/2018	2,209	19.66	to	18.57	42,215	-	1.25	to	1.65	(7.14)	to	(7.51)
12/31/2017	2,434	21.17	to	20.08	50,178	0.01	1.25	to	1.65	24.96	to	24.46
12/31/2016	2,611	16.94	to	16.13	43,161	0.08	1.25	to	1.65	(3.55)	to	(3.94)

Invesco Charter Class A Shares
12/31/2020	587	24.32	to	24.32	14,281	0.60	1.30	to	1.30	12.03	to	12.03
12/31/2019	590	21.70	to	21.70	12,805	0.60	1.30	to	1.30	27.34	to	27.34
12/31/2018	817	17.04	to	17.04	13,919	0.36	1.30	to	1.30	(10.82)	to	(10.82)
12/31/2017	834	19.11	to	19.11	15,936	0.45	1.30	to	1.30	11.79	to	11.79
12/31/2016	1,209	17.10	to	17.10	20,669	0.88	1.30	to	1.30	8.90	to	8.90

Invesco Comstock Class A Shares
12/31/2020	59,663	24.91	to	23.35	1,718,844	2.36	1.25	to	1.65	(2.02)	to	(2.41)
12/31/2019	57,897	25.43	to	23.93	1,712,990	2.09	1.25	to	1.65	23.79	to	23.29
12/31/2018	66,661	20.54	to	19.41	1,569,604	1.43	1.25	to	1.65	(13.33)	to	(13.68)
12/31/2017	72,316	23.70	to	22.48	1,957,534	1.53	1.25	to	1.65	16.31	to	15.85
12/31/2016	86,554	20.38	to	19.41	2,009,984	2.17	1.25	to	1.65	16.37	to	15.91

47

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Invesco Discovery Mid Cap Growth Class A Shares
12/31/2020(1)	12,457	$15.44	to	$15.44	$192,304	-%	1.30%	to	1.30%	-%	to	-%

Invesco Equity and Income Class A Shares
12/31/2020	7,573	33.65	to	33.65	254,854	1.83	1.30	to	1.30	8.55	to	8.55
12/31/2019	7,513	31.00	to	31.00	232,905	1.87	1.30	to	1.30	18.52	to	18.52
12/31/2018	8,724	26.15	to	26.15	228,171	1.96	1.30	to	1.30	(10.83)	to	(10.83)
12/31/2017	9,013	29.33	to	29.33	264,364	1.98	1.30	to	1.30	9.45	to	9.45
12/31/2016	9,912	26.80	to	26.80	265,594	1.80	1.30	to	1.30	13.36	to	13.36

Invesco Fundamental Alternatives Class A Shares
12/31/2020	1,718	16.87	to	16.87	28,976	1.91	1.30	to	1.30	0.15	to	0.15
12/31/2019	1,725	16.84	to	16.84	29,046	2.02	1.30	to	1.30	5.20	to	5.20
12/31/2018	1,732	16.01	to	16.01	27,722	1.68	1.30	to	1.30	(3.36)	to	(3.36)
12/31/2017	1,739	16.57	to	16.57	28,802	1.56	1.30	to	1.30	(0.02)	to	(0.02)
12/31/2016	1,745	16.57	to	16.57	28,920	0.26	1.30	to	1.30	(0.03)	to	(0.03)

Invesco Global Class A Shares
12/31/2020	3,034	54.41	to	54.41	165,084	-	1.30	to	1.30	25.97	to	25.97
12/31/2019	3,150	43.19	to	43.19	136,053	0.44	1.30	to	1.30	29.87	to	29.87
12/31/2018	5,077	33.26	to	33.26	168,850	0.41	1.30	to	1.30	(14.68)	to	(14.68)
12/31/2017	4,887	38.98	to	38.98	190,518	0.62	1.30	to	1.30	34.49	to	34.49
12/31/2016	5,701	28.99	to	28.99	165,262	0.70	1.30	to	1.30	(1.13)	to	(1.13)

Invesco Main Street Class A Shares
12/31/2020	4,737	32.34	to	30.31	179,151	0.91	1.25	to	1.65	12.94	to	12.49
12/31/2019	5,109	28.64	to	26.95	172,283	0.90	1.25	to	1.65	30.30	to	29.78
12/31/2018	5,304	21.98	to	20.76	137,766	0.94	1.25	to	1.65	(9.04)	to	(9.40)
12/31/2017	5,328	24.16	to	22.92	152,293	1.05	1.25	to	1.65	15.29	to	14.84
12/31/2016	5,386	20.96	to	19.96	133,731	1.08	1.25	to	1.65	10.04	to	9.60

Invesco Main Street Mid Cap Class A Shares
12/31/2020	2,909	31.42	to	29.44	88,479	-	1.25	to	1.65	7.78	to	7.35
12/31/2019	321	29.15	to	27.43	9,066	-	1.25	to	1.65	30.50	to	29.98
12/31/2018	321	22.34	to	21.10	6,975	-	1.25	to	1.65	(13.35)	to	(13.70)
12/31/2017	315	25.78	to	24.45	7,913	0.40	1.25	to	1.65	13.26	to	12.81
12/31/2016	321	22.76	to	21.67	7,125	0.91	1.25	to	1.65	12.01	to	11.57

Invesco Value Opportunities Class A Shares
12/31/2020	3,004	1.85	to	1.78	5,460	0.31	1.25	to	1.65	4.17	to	3.75
12/31/2019	3,030	1.78	to	1.72	5,298	-	1.25	to	1.65	28.26	to	27.75
12/31/2018	-	1.39	to	1.35	-	-	1.25	to	1.65	(20.71)	to	(21.03)
12/31/2017	-	1.75	to	1.70	-	-	1.25	to	1.65	15.65	to	15.19
12/31/2016	-	1.51	to	1.48	-	-	1.25	to	1.65	16.54	to	16.08

Janus Henderson Enterprise Class A Shares
12/31/2020	24,211	54.04	to	51.62	1,273,876	-	1.25	to	1.65	18.40	to	17.93
12/31/2019	27,556	45.64	to	43.77	1,227,257	0.08	1.25	to	1.65	33.12	to	32.58
12/31/2018	36,373	34.29	to	33.01	1,219,571	0.05	1.25	to	1.65	(2.50)	to	(2.89)
12/31/2017	43,927	35.16	to	33.99	1,514,018	-	1.25	to	1.65	24.51	to	24.02
12/31/2016	53,773	28.24	to	27.41	1,491,638	-	1.25	to	1.65	10.28	to	9.84

Janus Henderson Forty Class A Shares
12/31/2020	1,113	45.07	to	42.64	48,771	0.18	1.25	to	1.65	37.09	to	36.54
12/31/2019	1,374	32.87	to	31.23	44,036	0.09	1.25	to	1.65	34.76	to	34.23
12/31/2018	1,525	24.39	to	23.27	36,320	-	1.25	to	1.65	(0.07)	to	(0.47)
12/31/2017	1,823	24.41	to	23.38	43,468	0.75	1.25	to	1.65	27.60	to	27.09
12/31/2016	2,321	19.13	to	18.39	43,409	-	1.25	to	1.65	0.78	to	0.38

48

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

JPMorgan Small Cap Growth Class A Shares
12/31/2020	231	$48.49	to	$45.88	$10,893	0.06%	1.25%	to	1.65%	57.23%	to	56.61%
12/31/2019	340	30.84	to	29.30	10,215	-	1.25	to	1.65	35.40	to	34.86
12/31/2018	422	22.78	to	21.72	9,394	-	1.25	to	1.65	(6.01)	to	(6.39)
12/31/2017	549	24.23	to	23.21	12,945	-	1.25	to	1.65	39.38	to	38.83
12/31/2016	843	17.39	to	16.72	14,261	-	1.25	to	1.65	6.46	to	6.04

Lord Abbett Affiliated Class A Shares
12/31/2020	1,217	23.10	to	21.65	26,964	2.13	1.25	to	1.65	(2.50)	to	(2.89)
12/31/2019	1,242	23.69	to	22.29	28,290	2.32	1.25	to	1.65	23.69	to	23.19
12/31/2018	1,267	19.15	to	18.09	23,381	2.11	1.25	to	1.65	(8.62)	to	(8.98)
12/31/2017	1,292	20.96	to	19.88	26,155	2.20	1.25	to	1.65	14.68	to	14.22
12/31/2016	1,318	18.28	to	17.40	23,326	2.28	1.25	to	1.65	15.89	to	15.43

Lord Abbett Bond-Debenture Class A Shares
12/31/2020	25,474	22.90	to	21.46	673,316	3.93	1.25	to	1.65	6.26	to	5.84
12/31/2019	25,991	21.55	to	20.28	645,794	4.10	1.25	to	1.65	11.96	to	11.52
12/31/2018	27,962	19.25	to	18.18	624,904	4.45	1.25	to	1.65	(4.99)	to	(5.37)
12/31/2017	28,009	20.26	to	19.21	656,141	4.28	1.25	to	1.65	7.86	to	7.43
12/31/2016	29,321	18.78	to	17.88	641,404	4.75	1.25	to	1.65	10.96	to	10.52

Lord Abbett Mid Cap Stock Class A Shares
12/31/2020	26,274	22.59	to	21.17	734,653	1.37	1.25	to	1.65	1.46	to	1.05
12/31/2019	27,208	22.26	to	20.95	748,435	0.89	1.25	to	1.65	21.38	to	20.90
12/31/2018	29,573	18.34	to	17.33	675,971	0.81	1.25	to	1.65	(15.61)	to	(15.94)
12/31/2017	36,008	21.73	to	20.61	974,287	0.90	1.25	to	1.65	5.71	to	5.29
12/31/2016	37,285	20.56	to	19.58	954,408	0.61	1.25	to	1.65	15.17	to	14.71

MFS® Growth Class A Shares
12/31/2020	22,403	42.43	to	42.43	950,597	-	1.30	to	1.30	29.60	to	29.60
12/31/2019	27,745	32.74	to	32.74	908,369	-	1.30	to	1.30	35.58	to	35.58
12/31/2018	33,633	24.15	to	24.15	812,183	-	1.30	to	1.30	1.01	to	1.01
12/31/2017	39,860	23.91	to	23.91	952,921	-	1.30	to	1.30	28.86	to	28.86
12/31/2016	41,320	18.55	to	18.55	766,592	-	1.30	to	1.30	0.90	to	0.90

MFS® Mid Cap Growth Class A Shares
12/31/2020	18,177	57.19	to	57.19	1,039,469	-	1.30	to	1.30	33.58	to	33.58
12/31/2019	22,830	42.81	to	42.81	977,344	-	1.30	to	1.30	35.65	to	35.65
12/31/2018	27,153	31.56	to	31.56	856,917	-	1.30	to	1.30	(0.46)	to	(0.46)
12/31/2017	31,316	31.70	to	31.70	992,851	-	1.30	to	1.30	24.37	to	24.37
12/31/2016	38,542	25.49	to	25.49	982,488	-	1.30	to	1.30	2.98	to	2.98

MFS® Research International Class A Shares
12/31/2020	19,569	32.22	to	32.22	630,567	0.82	1.30	to	1.30	11.44	to	11.44
12/31/2019	20,555	28.92	to	28.92	594,354	1.75	1.30	to	1.30	26.03	to	26.03
12/31/2018	21,268	22.94	to	22.94	487,974	3.43	1.30	to	1.30	(15.33)	to	(15.33)
12/31/2017	25,674	27.10	to	27.10	695,685	1.06	1.30	to	1.30	26.40	to	26.40
12/31/2016	41,473	21.44	to	21.44	889,101	1.51	1.30	to	1.30	(2.38)	to	(2.38)

PIMCO CommodityRealReturn Strategy Class A Shares
12/31/2020	51,056	6.09	to	5.71	299,254	1.42	1.25	to	1.65	(0.83)	to	(1.23)
12/31/2019	48,865	6.14	to	5.78	289,424	3.73	1.25	to	1.65	10.36	to	9.92
12/31/2018	52,497	5.56	to	5.25	282,452	4.72	1.25	to	1.65	(15.31)	to	(15.65)
12/31/2017	55,358	6.57	to	6.23	352,412	7.77	1.25	to	1.65	1.07	to	0.67
12/31/2016	54,437	6.50	to	6.19	343,686	0.60	1.25	to	1.65	12.72	to	12.27

PIMCO Low Duration Class A Shares
12/31/2020	115,293	12.43	to	11.76	1,386,419	1.56	1.25	to	1.65	1.83	to	1.42
12/31/2019	115,514	12.21	to	11.60	1,367,413	3.09	1.25	to	1.65	2.88	to	2.47
12/31/2018	126,887	11.86	to	11.32	1,462,955	1.84	1.25	to	1.65	(1.04)	to	(1.43)
12/31/2017	149,988	11.99	to	11.48	1,751,852	1.39	1.25	to	1.65	0.24	to	(0.16)
12/31/2016	163,638	11.96	to	11.50	1,908,574	1.66	1.25	to	1.65	0.31	to	(0.09)

49

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

PIMCO Real Return Class A Shares
12/31/2020	62,209	$15.71	to	$14.73	$938,782	2.23%	1.25%	to	1.65%	10.25%	to	9.81%
12/31/2019	67,134	14.25	to	13.41	921,270	1.57	1.25	to	1.65	6.75	to	6.32
12/31/2018	75,329	13.35	to	12.61	970,526	2.24	1.25	to	1.65	(3.58)	to	(3.97)
12/31/2017	87,327	13.85	to	13.13	1,170,055	2.17	1.25	to	1.65	2.22	to	1.82
12/31/2016	89,004	13.55	to	12.90	1,168,846	0.69	1.25	to	1.65	3.33	to	2.92

PIMCO Total Return Class A Shares
12/31/2020	196,379	17.71	to	16.60	3,529,150	2.16	1.25	to	1.65	7.16	to	6.73
12/31/2019	195,706	16.53	to	15.55	3,291,322	3.47	1.25	to	1.65	6.55	to	6.13
12/31/2018	210,641	15.51	to	14.66	3,326,720	2.72	1.25	to	1.65	(1.84)	to	(2.23)
12/31/2017	263,529	15.80	to	14.99	4,240,833	2.27	1.25	to	1.65	3.44	to	3.02
12/31/2016	285,301	15.28	to	14.55	4,451,443	2.59	1.25	to	1.65	0.94	to	0.53

Pioneer Class A Shares
12/31/2020	598	35.84	to	33.59	20,752	0.50	1.25	to	1.65	22.36	to	21.88
12/31/2019	654	29.29	to	27.56	18,573	0.85	1.25	to	1.65	29.37	to	28.86
12/31/2018	709	22.64	to	21.39	15,600	0.97	1.25	to	1.65	(2.97)	to	(3.36)
12/31/2017	778	23.33	to	22.13	17,680	0.94	1.25	to	1.65	20.03	to	19.55
12/31/2016	870	19.44	to	18.51	16,510	1.08	1.25	to	1.65	8.24	to	7.81

Pioneer High Yield Class A Shares
12/31/2020	370	20.69	to	19.39	7,421	5.29	1.25	to	1.65	1.79	to	1.38
12/31/2019	348	20.33	to	19.13	6,860	5.08	1.25	to	1.65	12.67	to	12.22
12/31/2018	354	18.04	to	17.04	6,202	4.92	1.25	to	1.65	(4.34)	to	(4.72)
12/31/2017	745	18.86	to	17.89	13,515	4.64	1.25	to	1.65	6.16	to	5.74
12/31/2016	743	17.77	to	16.92	12,730	5.59	1.25	to	1.65	12.72	to	12.28

Pioneer Real Estate Shares Class A Shares
12/31/2020	385	18.93	to	17.98	7,109	1.81	1.25	to	1.65	(8.05)	to	(8.42)
12/31/2019	297	20.59	to	19.64	5,973	2.68	1.25	to	1.65	26.45	to	25.94
12/31/2018	1,710	16.28	to	15.59	27,245	3.04	1.25	to	1.65	(8.70)	to	(9.07)
12/31/2017	1,916	17.83	to	17.15	33,499	2.19	1.25	to	1.65	1.92	to	1.52
12/31/2016	2,025	17.50	to	16.89	34,817	3.01	1.25	to	1.65	4.79	to	4.37

Pioneer Select Mid Cap Growth Class A Shares
12/31/2020	-	45.51	to	43.48	-	-	1.25	to	1.65	37.22	to	36.67
12/31/2019	-	33.16	to	31.81	-	-	1.25	to	1.65	31.08	to	30.56
12/31/2018	-	25.30	to	24.37	-	-	1.25	to	1.65	(7.42)	to	(7.79)
12/31/2017	-	27.33	to	26.43	-	-	1.25	to	1.65	28.17	to	27.66
12/31/2016	-	21.32	to	20.70	-	-	1.25	to	1.65	2.20	to	1.79

Putnam Equity Income Class A Shares
12/31/2020	3,576	13.57	to	13.57	48,528	1.64	1.30	to	1.30	4.47	to	4.47
12/31/2019	3,595	12.99	to	12.99	46,703	1.41	1.30	to	1.30	28.25	to	28.25
12/31/2018	4,161	10.13	to	10.13	42,144	1.53	1.30	to	1.30	(9.53)	to	(9.53)
12/31/2017(1)	4,851	11.20	to	11.20	54,317	0.81	1.30	to	1.30	-	to	-

Putnam Growth Opportunities Class A Shares
12/31/2020	901	24.19	to	24.19	21,802	-	1.30	to	1.30	36.62	to	36.62
12/31/2019	905	17.71	to	17.71	16,031	-	1.30	to	1.30	34.66	to	34.66
12/31/2018	909	13.15	to	13.15	11,959	0.00	1.30	to	1.30	0.93	to	0.93
12/31/2017	914	13.03	to	13.03	11,905	0.28	1.30	to	1.30	29.28	to	29.28
12/31/2016(1)	3,000	10.08	to	10.08	30,233	0.01	1.30	to	1.30	-	to	-

Putnam International Equity Class A Shares
12/31/2020	34,636	25.48	to	25.48	882,611	1.24	1.30	to	1.30	10.30	to	10.30
12/31/2019	37,520	23.10	to	23.10	866,836	1.67	1.30	to	1.30	23.88	to	23.88
12/31/2018	39,208	18.65	to	18.65	731,238	1.70	1.30	to	1.30	(20.41)	to	(20.41)
12/31/2017	38,379	23.43	to	23.43	899,316	0.34	1.30	to	1.30	24.84	to	24.84
12/31/2016	33,919	18.77	to	18.77	636,642	3.28	1.30	to	1.30	(3.96)	to	(3.96)

50

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Ready Assets Government Liquidity
12/31/2020	26,147	$9.74	to	$9.13	$249,772	0.19%	1.25%	to	1.65%	(1.05	) %	to	(1.44	) %
12/31/2019	26,308	9.85	to	9.27	254,101	1.40	1.25	to	1.65	0.16		to	(0.24)
12/31/2018	26,466	9.83	to	9.29	255,341	1.10	1.25	to	1.65	(0.15)		to	(0.55)
12/31/2017	27,078	9.85	to	9.34	261,771	0.20	1.25	to	1.65	(1.03)		to	(1.43)
12/31/2016	34,586	9.95	to	9.47	337,984	-	1.25	to	1.65	(1.24)		to	(1.63)

TA Aegon Sustainable Equity Income Service Class
12/31/2020	17,520	10.48	to	10.34	183,120	2.73	1.25	to	1.65	(8.74)		to	(9.10)
12/31/2019	20,211	11.48	to	11.37	231,636	2.22	1.25	to	1.65	22.04		to	21.55
12/31/2018	20,714	9.41	to	9.35	194,655	1.89	1.25	to	1.65	(12.79)		to	(13.14)
12/31/2017(1)	22,206	10.79	to	10.77	239,439	-	1.25	to	1.65	-		to	-

TA Asset Allocation - Conservative Class A Shares
12/31/2020	-	12.41	to	12.22	-	-	1.25	to	1.65	11.75		to	11.31
12/31/2019	-	11.10	to	10.98	-	-	1.25	to	1.65	10.94		to	10.50
12/31/2018	-	10.01	to	9.94	-	-	1.25	to	1.65	(5.56)		to	(5.94)
12/31/2017(1)	-	10.60	to	10.56	-	-	1.25	to	1.65	-		to	-

TA Asset Allocation - Moderate Class A Shares
12/31/2020	-	12.79	to	12.60	-	-	1.25	to	1.65	13.22		to	12.77
12/31/2019	-	11.29	to	11.17	-	-	1.25	to	1.65	13.28		to	12.83
12/31/2018	-	9.97	to	9.90	-	-	1.25	to	1.65	(7.39)		to	(7.76)
12/31/2017(1)	-	10.77	to	10.73	-	-	1.25	to	1.65	-		to	-

TA Asset Allocation - Moderate Growth Class A Shares
12/31/2020	-	13.35	to	13.15	-	-	1.25	to	1.65	15.45		to	14.99
12/31/2019	8,131	11.56	to	11.44	93,893	1.91	1.25	to	1.65	16.39		to	15.93
12/31/2018	8,170	9.94	to	9.87	81,102	1.54	1.25	to	1.65	(9.68)		to	(10.05)
12/31/2017(1)	8,209	11.00	to	10.97	90,271	3.08	1.25	to	1.65	-		to	-

TA BlackRock Government Money Market Initial Class
12/31/2020	36,703	9.91	to	9.86	363,452	0.38	1.25	to	1.65	(0.96)		to	(1.35)
12/31/2019(1)	-	10.00	to	10.00	-	-	1.25	to	1.65	-		to	-

TA Bond Class A Shares
12/31/2020	-	1.58	to	1.52	-	-	1.25	to	1.65	5.26		to	4.84
12/31/2019	-	1.50	to	1.45	-	-	1.25	to	1.65	7.72		to	7.29
12/31/2018	-	1.40	to	1.35	-	-	1.25	to	1.65	(2.01)		to	(2.40)
12/31/2017	-	1.43	to	1.38	-	-	1.25	to	1.65	3.61		to	3.19
12/31/2016	-	1.38	to	1.34	-	-	1.25	to	1.65	4.40		to	3.98

TA International Growth Initial Class
12/31/2020	370,876	12.94	to	12.76	4,766,342	2.26	1.25	to	1.65	19.40		to	18.92
12/31/2019	424,623	10.84	to	10.73	4,579,542	1.62	1.25	to	1.65	26.10		to	25.59
12/31/2018	513,283	8.59	to	8.55	4,398,692	1.24	1.25	to	1.65	(18.73)		to	(19.06)
12/31/2017(1)	520,898	10.57	to	10.56	5,504,141	-	1.25	to	1.65	-		to	-

TA JPMorgan Mid Cap Value Service Class
12/31/2020	11,678	11.44	to	11.28	133,341	1.04	1.25	to	1.65	(0.22)		to	(0.62)
12/31/2019	11,727	11.46	to	11.35	134,265	1.08	1.25	to	1.65	24.43		to	23.93
12/31/2018	17,455	9.21	to	9.16	160,692	0.58	1.25	to	1.65	(13.19)		to	(13.54)
12/31/2017(1)	25,451	10.61	to	10.60	270,045	-	1.25	to	1.65	-		to	-

TA Morgan Stanley Capital Growth Service Class
12/31/2020	-	22.61	to	22.50	-	-	1.25	to	1.65	114.60		to	113.74
12/31/2019(1)	-	10.54	to	10.53	-	-	1.25	to	1.65	-		to	-

TA Multi-Managed Balanced Class A Shares
12/31/2020	-	14.11	to	13.90	-	-	1.25	to	1.65	14.12		to	13.67
12/31/2019	-	12.36	to	12.23	-	-	1.25	to	1.65	19.81		to	19.33
12/31/2018	-	10.32	to	10.24	-	-	1.25	to	1.65	(5.14)		to	(5.52)
12/31/2017(1)	-	10.88	to	10.84	-	0.89	1.25	to	1.65	-		to	-

51

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA Small/Mid Cap Value Class A Shares
12/31/2020	55,563	$24.45	to	$23.23	$1,318,715	0.58%	1.25%	to	1.65%	1.97%	to	1.56%
12/31/2019	54,851	23.98	to	22.87	1,279,571	0.46	1.25	to	1.65	23.06	to	22.57
12/31/2018	67,473	19.49	to	18.66	1,281,778	0.46	1.25	to	1.65	(12.81)	to	(13.16)
12/31/2017	73,119	22.35	to	21.49	1,596,679	0.19	1.25	to	1.65	13.71	to	13.26
12/31/2016	90,329	19.65	to	18.97	1,738,111	0.83	1.25	to	1.65	19.25	to	18.77

TA Sustainable Equity Income Class A Shares
12/31/2020	208,081	13.57	to	13.20	2,789,398	2.07	1.25	to	1.65	(9.08)	to	(9.44)
12/31/2019	183,018	14.92	to	14.57	2,702,937	2.08	1.25	to	1.65	21.70	to	21.21
12/31/2018	212,707	12.26	to	12.02	2,585,152	1.98	1.25	to	1.65	(13.44)	to	(13.79)
12/31/2017	227,422	14.17	to	13.95	3,198,716	1.81	1.25	to	1.65	14.47	to	14.01
12/31/2016	271,687	12.38	to	12.23	3,344,187	2.32	1.25	to	1.65	13.20	to	12.75

TA T. Rowe Price Small Cap Service Class
12/31/2020	10,376	16.16	to	15.94	165,944	-	1.25	to	1.65	21.77	to	21.29
12/31/2019	11,400	13.27	to	13.14	150,169	-	1.25	to	1.65	30.75	to	30.22
12/31/2018	12,260	10.15	to	10.09	123,900	-	1.25	to	1.65	(8.44)	to	(8.81)
12/31/2017(1)	20,551	11.08	to	11.07	227,551	-	1.25	to	1.65	-	to	-

TA TS&W International Equity Service Class
12/31/2020	4,566	11.08	to	10.93	50,026	2.98	1.25	to	1.65	4.88	to	4.46
12/31/2019	4,850	10.57	to	10.47	50,836	1.19	1.25	to	1.65	19.24	to	18.76
12/31/2018	5,106	8.86	to	8.81	45,034	2.34	1.25	to	1.65	(16.75)	to	(17.08)
12/31/2017(1)	6,777	10.64	to	10.63	72,052	-	1.25	to	1.65	-	to	-

TA US Growth Class A Shares
12/31/2020	44,550	35.08	to	33.86	1,528,936	-	1.25	to	1.65	34.20	to	33.66
12/31/2019	56,871	26.14	to	25.33	1,458,170	-	1.25	to	1.65	37.62	to	37.07
12/31/2018	72,571	19.00	to	18.48	1,356,341	-	1.25	to	1.65	(1.54)	to	(1.94)
12/31/2017	91,310	19.29	to	18.85	1,737,312	-	1.25	to	1.65	27.14	to	26.63
12/31/2016	109,551	15.18	to	14.88	1,643,140	0.07	1.25	to	1.65	1.10	to	0.70

TA WMC US Growth Service Class
12/31/2020	-	20.03	to	19.76	-	-	1.25	to	1.65	35.24	to	34.70
12/31/2019	-	14.81	to	14.67	-	-	1.25	to	1.65	37.94	to	37.39
12/31/2018	-	10.74	to	10.68	-	-	1.25	to	1.65	(1.28)	to	(1.68)
12/31/2017(1)	-	10.88	to	10.86	-	-	1.25	to	1.65	-	to	-

(1)	See Footnote 1
*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

52

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

53

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2020

6. Administrative and Mortality and Expense Risk Charges

TFLIC deducts an annual charge during the accumulation phase, not to exceed $75, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.25% to 1.65% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TFLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code).    The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

54

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2020

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TFLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TFLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TFLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

55